UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05446
Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class A | AIBAX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Management's discussion of fund performance
The fund’s Class A shares gained 7.09% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class A (with sales charge) *	4.38%	0.76%	1.20%
Intermediate Bond Fund of America — Class A (without sales charge) *	7.09%	1.27%	1.46%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class C | IBFCX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.36%

Management's discussion of fund performance
The fund’s Class C shares gained 6.26% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August,
and
hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class C (with sales charge) *	5.26%	0.55%	0.86%
Intermediate Bond Fund of America — Class C (without sales charge) *	6.26%	0.55%	0.86%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class T | TIBBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.36%

Management's discussion of fund performance
The fund’s Class T shares gained 7.32% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class T (with sales charge) 2	4.60%	1.04%	1.54%
Intermediate Bond Fund of America — Class T (without sales charge) 2	7.32%	1.56%	1.89%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.63%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.13%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has sel ec
ted the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-1 | IBFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.08% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-1 *	7.08%	1.25%	1.43%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the
Bloomberg
75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-2 | IBAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.41% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-2 *	7.41%	1.56%	1.72%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-3 | IFBFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.25%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.45% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly
additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class F-3 2	7.45%	1.66%	2.00%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.66%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.68%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-A | CBOAX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 67	0.65%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.10% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during
the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-A (with sales charge) *	4.38%	0.76%	1.16%
Intermediate Bond Fund of America — Class 529-A (without sales charge) *	7.10%	1.27%	1.42%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-C | CBOCX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 144	1.40%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.23% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-C (with sales charge) *	5.23%	0.50%	1.05%
Intermediate Bond Fund of America — Class 529-C (without sales charge) *	6.23%	0.50%	1.05%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market
index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-E | CBOEX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 86	0.83%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.91% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-E *	6.91%	1.08%	1.23%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-T | TIIBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.42%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.26% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-T (with sales charge) 2	4.54%	0.98%	1.48%
Intermediate Bond Fund of America — Class 529-T (without sales charge) 2	7.26%	1.49%	1.82%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.63%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25%
Securitized
Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-1 | CBOFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.48%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.20% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-F-1 *	7.20%	1.45%	1.63%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s re
sults to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
in
dex shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-2 | FFOOX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 36	0.35%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.42% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-2 2	7.42%	0.23%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.55) %
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	(0.02) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	(0.17) %
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB In
de
x to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most sha
re
holder documents will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-3 | FIFBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 32	0.31%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.47% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-3 2	7.47%	0.26%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.55) %
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	(0.02) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	(0.17) %
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-1 | RBOAX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 136	1.32%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.31% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-1 *	6.31%	0.56%	0.72%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2 | RBOBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 135	1.31%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.32% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2 *	6.32%	0.57%	0.73%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2E | REBBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 107	1.04%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.61% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2E *	6.61%	0.85%	1.08%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-3 | RBOCX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 92	0.89%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.85% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-3 *	6.85%	1.02%	1.17%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-4 | RBOEX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 61	0.59%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.16% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-4 *	7.16%	1.31%	1.48%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg
75
% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions )	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5E | RBOHX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.37% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class R-5E 2	7.37%	1.52%	1.78%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.60%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.63%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5 | RBOFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.47% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5 *	7.47%	1.61%	1.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the
fund’s
primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-023-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-6 | RBOGX
for the year ended August 31, 2024
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.25%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.53% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-6*	7.53%	1.67%	1.84%
Bloomberg U.S. Aggregate Index†	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index†	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index†	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S.
Government
/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-023-1024 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2024	324,000	4,000	9,000	None
August 31, 2023	149,000	6,000	9,000	None
Adviser and Affiliates2
August 31, 2024	Not Applicable	2,489,000	None	11,000
August 31, 2023	Not Applicable	1,937,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2024	2,514,000
August 31, 2023	1,952,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Intermediate Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2024
Lit. No. MFGEFP4-023-1024 © 2024 Capital Group. All rights reserved.

Investment portfolio August 31, 2024

Bonds, notes & other debt instruments 94.56%		Principal amount (000)	Value (000)
Mortgage-backed obligations 40.74%
Federal agency mortgage-backed obligations 31.83%
	Fannie Mae Pool #458079 9.00% 11/20/2026[1]	USD— [2]	— [2]
	Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]	270	$264
	Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]	598	587
	Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]	2,493	2,442
	Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	1	1
	Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]	— [2]	— [2]
	Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]	1,075	1,054
	Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]	289	282
	Fannie Mae Pool #310129 3.50% 7/1/2027[1]	1,349	1,329
	Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]	98	96
	Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]	62	60
	Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]	128	125
	Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]	230	225
	Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]	1,922	1,876
	Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]	1,864	1,819
	Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]	2,788	2,720
	Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]	1,114	1,095
	Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	7	7
	Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	1	1
	Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]	4,139	4,069
	Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]	3,422	3,365
	Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]	505	493
	Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]	2,789	2,719
	Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]	1,503	1,478
	Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]	4,335	4,226
	Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]	2,260	2,223
	Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]	2,041	2,008
	Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]	1,790	1,762
	Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]	188	185
	Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]	3,289	3,206
	Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]	2,297	2,258
	Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]	2,674	2,631
	Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]	1,704	1,677
	Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]	929	911
	Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]	1	1
	Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]	284	276
	Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]	3,924	3,861
	Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]	368	361
	Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]	1,333	1,309
	Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]	1,153	1,122
	Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]	5,795	5,691
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	55	54
	Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	94	92
	Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]	2,867	2,819
	Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]	886	867
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	73	71
	Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	119	116
	Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	841	811
	Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	192	186
	Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	20	19
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
	Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	6,976	6,889
	Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	6	6
	Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	61	58
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	22	22
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	16	16
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	32	32
	Fannie Mae Pool #MA5477 6.00% 9/1/2039[1]	6,723	6,878
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	140	143
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	50	52
	Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	97	100
	Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,402	2,093
	Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,702	2,351

Intermediate Bond Fund of America	1

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	USD25,465	$22,053
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	231	235
	Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	12,210	10,568
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	9,905	8,568
	Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	4,680	4,049
	Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	90,887	78,584
	Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,238	7,146
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	211	206
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	96	98
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	21,708	18,709
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	61	63
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	36,724	30,623
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	5,050	4,361
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	126	128
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	4,797	4,141
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,658	1,432
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	312	294
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	156	147
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	42	40
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	59	56
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,434	1,353
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	480	451
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	68	64
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	44	41
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	96	90
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	817	765
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	30,383	28,444
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	1,120	1,023
	Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	10,999	10,273
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,401	1,278
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	672	628
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	184	173
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	103	97
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	87	81
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	46	43
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	47	46
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,090	1,055
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	18,341	17,144
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	505	472
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	660	639
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	899	870
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	238	230
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	113	112
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	328	319
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,008	2,076
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	7,802	7,307
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	5,268	4,947
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,349	1,259
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,928	6,506
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,836	3,581
	Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	39,197	35,518
	Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	12,142	10,897
	Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	26,666	24,095
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	3,827	3,325
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	163	147
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	10,711	9,304
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	84	76
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	301	272
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	140	126
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	9,009	7,815
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	5,503	4,802
	Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]	4,632	3,842
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,739	1,436
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	5,164	4,696
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	87	79
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	5,939	4,890
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	47	43

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	USD17,680	$15,383
	Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]	15,297	12,706
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	5,705	4,689
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	82	67
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	20,646	18,707
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	1,352	1,210
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	166	148
	Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	38,196	31,433
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,451	2,975
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	126	113
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	162	134
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,428	1,238
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	5,512	4,526
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	381	316
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	8,324	7,240
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	3,940	3,435
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	9,337	8,376
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	4,009	3,603
	Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,164	1,050
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,711	1,404
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	25,521	22,354
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	14,811	12,808
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	13,512	11,708
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	13,361	11,560
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	6,496	5,621
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	5,102	4,421
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	5,010	4,358
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	4,275	3,721
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	5,881	5,325
	Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,163	1,047
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,691	1,388
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	12,122	10,871
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,921	13,870
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	12,968	10,633
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	5,803	4,790
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	3,499	2,869
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	866	712
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,576	1,364
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	476	429
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,234	1,835
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,172	1,784
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,758	1,442
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	897	737
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	2,931	2,406
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,420	1,164
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	1,278	1,048
	Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]	50	48
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,242	3,082
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	817	843
	Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]	256	259
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	48,546	46,087
	Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	930	905
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	738	719
	Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]	482	458
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	19,944	19,427
	Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]	2,279	2,220
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	7,617	7,692
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	6,836	6,904
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	3,474	3,385
	Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]	179	181
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	16,763	16,927
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	35,137	33,398
	Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	26,502	25,816
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,828	4,703
	Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	2,456	2,478
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]	979	988
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]	28	28

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	USD15,063	$15,362
	Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	443	452
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,585	2,678
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	16,237	16,364
	Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]	1,568	1,582
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	4,816	4,860
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	1,749	1,768
	Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]	1,682	1,696
	Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]	1,216	1,227
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	1,078	1,088
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	29,680	29,906
	Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]	3,330	3,356
	Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]	2,095	2,112
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	1,938	1,960
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	1,701	1,717
	Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	1,690	1,708
	Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]	1,269	1,279
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	6,728	6,859
	Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	407	417
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,067	5,277
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,602	1,520
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	8,359	8,310
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	5,913	5,875
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	19,838	19,989
	Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]	2,291	2,310
	Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]	1,864	1,880
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	1,565	1,580
	Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	1,225	1,234
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,100	1,109
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	487	490
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	56,720	57,847
	Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]	5,992	6,129
	Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	1,085	1,107
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	4,921	5,082
	Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	6,204	6,036
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	92	92
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	53,137	53,543
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	24,973	25,212
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	1,146	1,158
	Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]	43	43
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	91,967	93,835
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	29,937	30,590
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	17,982	18,392
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	13,575	13,865
	Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	10,532	10,758
	Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	362	369
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	19,842	20,490
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	6,968	7,193
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	5,136	5,300
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	8,838	7,257
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	21,014	20,446
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	979	972
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	88,240	88,873
	Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	2,964	3,031
	Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	8,554	8,323
	Fannie Mae Pool #MA5108 6.00% 8/1/2053[1]	179,819	183,195
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	107	109
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	40,500	41,270
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,839	1,745
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	279	281
	Fannie Mae Pool #FS6163 6.00% 10/1/2053[1]	37,134	38,025
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	18,490	18,835
	Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,155	4,250
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	442	419
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,747	3,774
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	2,476	2,494
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	44,400	45,374

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	USD31,405	$32,093
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	21,817	22,224
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	19,545	20,237
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,704	2,723
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	166,985	170,614
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	28,554	29,084
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	31,159	32,138
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	42,162	43,083
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	12,901	13,140
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	47,772	49,231
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	9,444	9,760
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,262	1,307
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	698	702
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	130	131
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	21,958	22,427
	Fannie Mae Pool #MA5272 6.00% 2/1/2054[1]	2,813	2,866
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	39,821	41,082
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	3,201	3,315
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	847	874
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	2,886	2,740
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,913	6,961
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	6,038	6,086
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,749	2,782
	Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	1,656	1,673
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	1,437	1,452
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	23,560	24,097
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	11,126	11,392
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	441	450
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,545	4,704
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	986	936
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,794	7,855
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,818	5,879
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[1]	2,971	2,993
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	781	787
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	3,004	3,125
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	2,709	2,571
	Fannie Mae Pool #DB3612 5.50% 5/1/2054[1]	433	436
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	5,134	5,260
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	4,664	4,784
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,071	1,090
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	679	693
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	579	593
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,224	4,376
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	1,273	1,311
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	5,900	5,962
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	2,983	3,004
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	2,249	2,272
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	733	740
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	299	301
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	10,956	11,157
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	5,124	5,241
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	3,359	3,441
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	687	699
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	480	491
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	42,495	43,771
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	26,775	27,719
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	21,706	22,358
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	6,282	6,508
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	2,372	2,456
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,885	1,954
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,129	1,169
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	316	314
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	27	27
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	9,668	9,845
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	4,272	4,350
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,517	2,568
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,230	2,276

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	USD1,710	$1,751
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,512	1,540
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	260	266
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	210	214
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	190	194
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	23,382	24,084
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	7,243	7,523
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	1,150	1,158
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	4,600	4,712
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	2,194	2,088
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	11,809	10,795
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,303	1,280
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	7,698	7,038
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	4,949	4,525
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	9,664	8,389
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	9,784	8,148
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	2,565	2,226
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	2,960	2,883
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	79	85
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	153	162
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	29	29
	Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.577% 11/25/2024[1,3]	382	380
	Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	16,000	16,012
	Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	79	71
	Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	285	249
	Freddie Mac Pool #G14278 3.50% 10/1/2026[1]	1,623	1,602
	Freddie Mac Pool #J17236 3.50% 11/1/2026[1]	350	344
	Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]	399	390
	Freddie Mac Pool #G14502 3.00% 2/1/2027[1]	801	786
	Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]	118	116
	Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]	243	238
	Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]	59	58
	Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]	2,041	1,991
	Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]	1,975	1,926
	Freddie Mac Pool #J25843 3.50% 10/1/2028[1]	862	846
	Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]	4,330	4,222
	Freddie Mac Pool #V60341 3.00% 11/1/2028[1]	2,507	2,446
	Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]	925	904
	Freddie Mac Pool #J26473 3.50% 11/1/2028[1]	2,501	2,461
	Freddie Mac Pool #J26343 3.50% 11/1/2028[1]	930	912
	Freddie Mac Pool #V60362 3.00% 12/1/2028[1]	1,641	1,601
	Freddie Mac Pool #G14942 3.50% 12/1/2028[1]	3,462	3,408
	Freddie Mac Pool #V60368 3.50% 12/1/2028[1]	1,727	1,701
	Freddie Mac Pool #V60448 3.00% 1/1/2029[1]	1,838	1,793
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	770	751
	Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]	3,117	3,038
	Freddie Mac Pool #V60493 3.00% 2/1/2029[1]	2,419	2,358
	Freddie Mac Pool #J27240 3.50% 2/1/2029[1]	1,321	1,301
	Freddie Mac Pool #J27711 3.50% 3/1/2029[1]	81	80
	Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	19	19
	Freddie Mac Pool #J28177 3.50% 5/1/2029[1]	856	839
	Freddie Mac Pool #J28422 3.50% 6/1/2029[1]	1,334	1,315
	Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]	1,932	1,882
	Freddie Mac Pool #J28964 3.50% 8/1/2029[1]	454	446
	Freddie Mac Pool #J29039 3.50% 8/1/2029[1]	295	290
	Freddie Mac Pool #J28885 3.50% 8/1/2029[1]	135	132
	Freddie Mac Pool #G15175 3.00% 9/1/2029[1]	3,982	3,879
	Freddie Mac Pool #V60616 3.00% 9/1/2029[1]	2,731	2,663
	Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]	3,540	3,444
	Freddie Mac Pool #V60622 3.00% 11/1/2029[1]	2,105	2,053
	Freddie Mac Pool #V60651 3.00% 11/1/2029[1]	1,856	1,807
	Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]	2,118	2,061
	Freddie Mac Pool #J30209 3.50% 12/1/2029[1]	63	62
	Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]	2,515	2,442
	Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]	3,638	3,537

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #J32008 3.00% 6/1/2030[1]	USD1,901	$1,848
	Freddie Mac Pool #J33952 3.00% 3/1/2031[1]	503	487
	Freddie Mac Pool #J36382 3.50% 2/1/2032[1]	210	206
	Freddie Mac Pool #J36383 3.50% 2/1/2032[1]	160	156
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	62	59
	Freddie Mac Pool #SB8328 5.50% 9/1/2039[1]	4,460	4,526
	Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,205	1,915
	Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	3,906	3,379
	Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	53,653	46,412
	Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	83,598	72,276
	Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	7,577	6,562
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,278	1,104
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	18,124	15,653
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	5,649	4,877
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	23,712	20,466
	Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	1,614	1,383
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	30	29
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	324	305
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	477	449
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	372	350
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	371	349
	Freddie Mac Pool #760012 3.122% 4/1/2045[1,3]	667	681
	Freddie Mac Pool #760013 3.153% 4/1/2045[1,3]	369	377
	Freddie Mac Pool #760014 3.106% 8/1/2045[1,3]	1,301	1,297
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,815	4,519
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,782	1,672
	Freddie Mac Pool #760015 2.795% 1/1/2047[1,3]	2,209	2,133
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	607	562
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	761	705
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	904	846
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	656	613
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	610	570
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	605	565
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	502	470
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	449	420
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	369	345
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	271	255
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	175	165
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	171	160
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	6,264	6,070
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	218	203
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	600	581
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	538	521
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	275	267
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	338	316
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	199	187
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	172	161
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	900	871
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,321	1,309
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	691	687
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	462	456
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,104	1,964
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	13,917	12,980
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	586	547
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,864	4,567
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,716	4,429
	Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	4,336	3,934
	Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	9,085	8,209
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	315	284
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	145	130
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	4,070	3,551
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	17,944	14,807
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	8,352	6,969
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	51,343	42,627
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,366	2,902
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	65	58
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	14,076	12,255

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	USD5,668	$4,913
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	67,884	61,151
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	68	61
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	4,473	3,714
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,144	1,761
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	3,861	3,346
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	3,777	3,279
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	143	128
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	855	701
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	11,367	9,834
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	13	12
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,684	2,325
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	872	717
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	872	714
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	9,231	8,666
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	932	863
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,929	2,404
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,664	1,363
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	987	811
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	267	219
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	5,522	4,967
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,176	1,783
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	6,126	5,312
	Freddie Mac Pool #QE4613 4.00% 6/1/2052[1]	392	373
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	78	74
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	9,348	9,106
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	5,190	4,608
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,291	5,027
	Freddie Mac Pool #QE9425 4.50% 8/1/2052[1]	1,427	1,391
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	198	193
	Freddie Mac Pool #QE7695 5.00% 8/1/2052[1]	16,564	16,471
	Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	56,844	53,997
	Freddie Mac Pool #QE9448 4.50% 9/1/2052[1]	20,122	19,595
	Freddie Mac Pool #QE8940 4.50% 9/1/2052[1]	12,438	12,105
	Freddie Mac Pool #QF0616 4.50% 9/1/2052[1]	4,045	3,940
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	930	904
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	229	223
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	137	133
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	60,245	59,901
	Freddie Mac Pool #QF1221 4.00% 10/1/2052[1]	1,165	1,108
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	21,035	20,490
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	1,349	1,314
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	89	87
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	13,796	13,725
	Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]	722	729
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	21,566	21,765
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	73,363	72,937
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	1,134	1,142
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	2,358	2,344
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	31,077	31,704
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	3,667	3,484
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,046	993
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	9,713	9,805
	Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]	1,731	1,747
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	1,329	1,341
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	1,171	1,183
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	944	953
	Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	726	733
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	6,900	7,035
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	4,585	4,625
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	13,389	13,311
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	6,652	6,609
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	36,198	36,473
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	1,586	1,601
	Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]	1,359	1,370
	Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]	1,267	1,276
	Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]	1,086	1,095

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	USD92	$90
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,878	2,860
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	118,582	119,463
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	7,166	7,231
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	2,350	2,368
	Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	1,752	1,768
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	10,269	10,489
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	2,792	2,901
	Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	6,606	6,427
	Freddie Mac Pool #QG5436 5.00% 6/1/2053[1]	28,250	28,138
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	4,475	4,445
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	67,222	67,715
	Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	1,200	1,212
	Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	1,104	1,113
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	911	919
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	33,427	34,065
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	9,727	9,972
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	8,981	9,199
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	6,135	6,256
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	4,261	4,413
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	699	714
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	7,262	7,539
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	6,459	6,663
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	5,801	6,042
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	5,578	5,819
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,047	4,233
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,010	3,126
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,140	2,208
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,614	1,699
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	444	441
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	20,414	20,569
	Freddie Mac Pool #QG7218 6.00% 7/1/2053[1]	16,229	16,574
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	526	541
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	519	529
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	2,869	2,723
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	1,423	1,433
	Freddie Mac Pool #SD3817 6.00% 9/1/2053[1]	18,405	18,830
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	3,121	3,179
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	266,535	275,001
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,327	1,260
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	8,937	9,000
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	46,459	47,404
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	65,368	67,409
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	3,055	2,900
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	210,520	209,076
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,565	3,590
	Freddie Mac Pool #SD4703 6.00% 11/1/2053[1]	64,658	66,210
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	3,076	3,183
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,016	964
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	62,713	63,873
	Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	5,961	6,098
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	6,183	6,375
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	3,607	3,734
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	2,428	2,504
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	872	828
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	34,562	35,288
	Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	15,891	16,272
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,620	3,687
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	931	951
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	667	688
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	16,189	16,301
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	637	649
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	2,532	2,609
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,899	2,929
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,933	1,948
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	780	785
	Freddie Mac Pool #QI2281 6.00% 4/1/2054[1]	13,053	13,343

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	USD299	$304
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,128	6,343
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	403	412
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	8,226	8,175
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	1,988	2,009
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	911	921
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	5,569	5,695
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	3,858	3,952
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	35,750	36,836
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	8,801	9,112
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	5,448	5,651
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	2,883	2,913
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	746	754
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	579	584
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	10,793	11,013
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	5,375	5,492
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	4,857	4,946
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	4,720	4,830
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	1,340	1,373
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	579	592
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	96,797	99,737
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	37,895	39,033
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	32,091	33,190
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	1,449	1,500
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	4,374	4,405
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	3,403	3,429
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	2,281	2,306
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	2,279	2,297
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	1,920	1,940
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	1,020	1,031
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	350	354
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	7,936	8,082
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	5,436	5,560
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	2,700	2,766
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	2,550	2,612
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,240	2,286
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,780	1,822
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,700	1,746
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	767	782
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	21,827	22,617
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	12,013	12,374
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	11,205	11,608
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	9,070	9,411
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	6,255	6,486
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	5,590	5,763
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,460	4,620
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,988	3,093
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	2,307	2,323
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	9,200	9,427
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	5,070	5,194
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	4,910	5,022
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	4,390	4,503
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	3,000	3,061
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,230	9,564
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,690	3,820
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,985	2,057
	Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	19,834	20,664
	Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,889
	Freddie Mac, Series T041, Class 3A, 4.337% 7/25/2032[1,3]	110	103
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	798	791
	Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]	10,345	10,275
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	496	490
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]	20,769	20,408
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]	16,048	15,892
	Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	5,149	5,083
	Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	1,000	980
	Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	1,000	970

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1,3]	USD983	$963
	Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	3,000	2,978
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	7,250	7,222
	Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	8,252	8,079
	Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	39,995	41,687
	Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	16,391	17,103
	Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	30,933	32,351
	Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	5,000	4,856
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,941
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	44,953	45,467
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	18,557	19,498
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	5,358	4,735
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,384
	Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,642
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,241
	Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	52	46
	Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	243	220
	Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	157	144
	Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	61	51
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	5,159	4,877
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,196	4,581
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,043	932
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	5,449	5,101
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	5,239	4,948
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,511	4,766
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	5,355	4,890
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	2,790	2,554
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	16,245	15,531
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	6,861	6,214
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,174	6,483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,517	2,397
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,447	2,211
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	2,062	1,866
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	518	495
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	3,662	3,423
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063[1]	19,073	16,159
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	839	807
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11,277	10,938
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	27,230	25,581
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	15,780	14,630
	Government National Mortgage Assn. 3.00% 9/1/2054[1,4]	27,727	25,111
	Government National Mortgage Assn. 4.00% 9/1/2054[1,4]	1,500	1,434
	Government National Mortgage Assn. 5.50% 9/1/2054[1,4]	128,247	129,108
	Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	6	6
	Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	20,449	19,748
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	2	2

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	USD5	$5
	Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[1]	40	35
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	50,621	42,703
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	27,120	23,716
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	6,758	5,808
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,011	4,283
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	6,276	5,394
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	3,285	2,837
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	6,021	5,205
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	637	557
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	4,719	4,126
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	2,830	2,636
	Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]	384	376
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	15,868	14,780
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	1,404	1,342
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	30,096	29,489
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	10,103	7,809
	Uniform Mortgage-Backed Security 2.00% 9/1/2039[1,4]	2,613	2,366
	Uniform Mortgage-Backed Security 2.50% 9/1/2039[1,4]	14,000	13,000
	Uniform Mortgage-Backed Security 3.00% 9/1/2039[1,4]	1,421	1,349
	Uniform Mortgage-Backed Security 4.00% 9/1/2039[1,4]	8,000	7,894
	Uniform Mortgage-Backed Security 6.00% 9/1/2039[1,4]	49,218	50,371
	Uniform Mortgage-Backed Security 2.00% 10/1/2039[1,4]	6,937	6,293
	Uniform Mortgage-Backed Security 2.00% 9/1/2054[1,4]	21,387	17,505
	Uniform Mortgage-Backed Security 2.50% 9/1/2054[1,4]	4,394	3,748
	Uniform Mortgage-Backed Security 3.00% 9/1/2054[1,4]	13,921	12,352
	Uniform Mortgage-Backed Security 3.50% 9/1/2054[1,4]	54,233	49,934
	Uniform Mortgage-Backed Security 4.00% 9/1/2054[1,4]	4,923	4,672
	Uniform Mortgage-Backed Security 4.50% 9/1/2054[1,4]	40,903	39,794
	Uniform Mortgage-Backed Security 5.00% 9/1/2054[1,4]	23	23
	Uniform Mortgage-Backed Security 5.50% 9/1/2054[1,4]	14,735	14,837
	Uniform Mortgage-Backed Security 6.00% 9/1/2054[1,4]	2,612	2,661
	Uniform Mortgage-Backed Security 6.50% 9/1/2054[1,4]	90,447	93,145
	Uniform Mortgage-Backed Security 7.00% 9/1/2054[1,4]	4,827	5,013
	Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,4]	4,664	3,822
	Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,4]	27,570	23,543
	Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,4]	18,802	16,699
	Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,4]	32,993	30,397
	Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,4]	16,417	15,591
	Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,4]	67,686	65,878
	Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,4]	4,000	4,074
	Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,4]	1,072,875	1,104,282
	Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,4]	187,742	194,974
			7,973,404

Commercial mortgage-backed securities 4.79%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,5]	2,972	2,774
	AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]	3,500	3,366
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	2,286	2,215
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.029% 7/15/2041[1,3,5]	3,580	3,585
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,683
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	11,474	11,122
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,3]	3,909	4,199
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	18,780	19,433
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,814	8,916
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	7,587	7,053
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,907
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	17,496	17,109
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, (1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.256% 3/15/2037[1,3,5]	2,539	2,398
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[1,3]	777	842
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	3,050	2,930
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	4,103	3,975

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,3]	USD8,784	$8,328
	Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,140	4,921
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,899
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	6,005	4,991
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	2,000	1,650
	Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,500	1,251
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	15,918	13,432
	Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	10,274	8,642
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	2,319	2,103
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	6,957	7,355
	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[1]	3,974	4,202
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,512
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.6019% 8/15/2057[1]	8,873	9,156
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.679% 3/15/2041[1,3,5]	8,368	8,338
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]	2,661	2,826
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	5,500	5,998
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,3]	3,648	3,784
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,3]	7,389	7,714
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 7.241% 8/15/2041[1,3,5]	17,000	17,014
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.235% 4/15/2037[1,3,5]	45,015	45,140
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.452% 6/15/2027[1,3,5]	27,203	27,268
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.779% 4/15/2029[1,3,5]	12,272	12,238
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.878% 5/15/2034[1,3,5]	6,194	6,189
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.04% 9/15/2034[1,3,5]	38,283	37,736
	BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 6.434% 5/15/2035[1,3,5]	1,684	1,681
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.151% 9/15/2036[1,3,5]	50,563	50,121
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.401% 9/15/2036[1,3,5]	5,089	5,011
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.35% 10/15/2036[1,3,5]	47,790	47,436
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.828% 4/15/2037[1,3,5]	11,570	11,539
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.121% 6/15/2038[1,3,5]	27,184	26,903
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.321% 6/15/2038[1,3,5]	5,368	5,285
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.551% 6/15/2038[1,3,5]	2,693	2,649
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.301% 11/15/2038[1,3,5]	21,505	21,313
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.327% 2/15/2039[1,3,5]	18,217	18,027
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 8/15/2039[1,3,5]	24,248	24,307
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.788% 8/15/2039[1,3,5]	7,676	7,709
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,3,5]	21,869	22,284
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	9,331	8,898
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 7.228% 7/15/2041[1,3,5]	7,266	7,263
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.677% 7/15/2041[1,3,5]	3,787	3,787
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[1,3,5]	11,554	11,575
	CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	2,000	1,886
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	8,242
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,5]	14,000	14,605

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	USD67,170	$68,984
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,001	973
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	715	694
	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,500	2,409
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	11,864	11,706
	COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	510	461
	Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	3,000	2,992
	Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]	1,569	1,566
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,721
	Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	1,944	1,934
	Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	812
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.706% 11/18/2048[1,3]	138	133
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,330	2,242
	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[1,3]	1,000	943
	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,727
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,760	2,742
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,3,5]	11,000	11,467
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	9,316	9,692
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	143
	Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]	4,003	4,000
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039[1,3,5]	9,159	9,266
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,3,5]	8,322	8,419
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.531% 7/15/2038[1,3,5]	24,387	24,302
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.831% 7/15/2038[1,3,5]	2,585	2,566
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	10,941	11,220
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	9,055	8,946
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	13,733	14,447
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 7.111% 8/15/2039[1,3,5]	18,000	18,013
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.028% 5/15/2041[1,3,5]	14,461	14,455
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[1,3,5]	1,548	1,537
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,3,5]	4,789	4,802
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	1,529	1,527
	GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,501
	GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[1]	1,834	1,808
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	4,830	4,601
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,590
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	2,975	2,488
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.784% 5/17/2038[1,3,5]	29,000	28,982
	Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]	795	772
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,3,5]	5,246	5,319
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	5,086
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	12,313	11,229
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	1,164	998
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	1,000	962
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	966
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]	8,385	7,684
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.252% 4/15/2038[1,3,5]	15,623	15,514

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	USD1,500	$1,471
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	14,000	13,818
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	1,000	967
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	385
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.746% 3/15/2049[1,3]	138	118
	MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	1,385	1,505
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	10,751	9,913
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,164	1,027
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.729% 5/15/2039[1,3,5]	5,663	5,640
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.601% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	13,300	12,536
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.951% 5/15/2038[1,3,5]	2,472	2,318
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.028% 7/15/2036[1,3,5]	12,480	12,346
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.182% 11/15/2038[1,3,5]	35,884	35,473
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.337% 1/15/2039[1,3,5]	38,092	37,695
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	800	793
	Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	8,750	8,647
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,957
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]	2,779	2,724
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.216% 5/15/2048[1,3]	138	125
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,929
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	9,455	9,097
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,884
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,662
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,000	929
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[1,3]	2,250	2,183
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	8,400	8,223
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,3]	1,690	1,574
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	977
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,787
	WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]	1,214	1,208
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.126% 11/15/2027[1,3,5]	19,755	19,831
	WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,3,5]	2,077	2,091
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,3,5]	891	895
			1,200,784

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 4.12%
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,5,6]	USD5,467	$5,467
	Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.127% 10/25/2035[1,3]	836	820
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	9,451	8,382
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	3,374	3,289
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	1,144	1,081
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	11,533	10,942
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]	13,947	12,899
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	5,539	5,137
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	4,081	3,954
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	6,733	6,178
	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]	2,135	2,064
	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]	1,053	1,043
	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]	13,930	13,861
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	15,665	15,409
	Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]	761	737
	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,149
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	4,817	4,731
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,5]	4,486	4,404
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]	3,158	3,159
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,463	2,383
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,5]	11,368	10,204
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	1,543	1,531
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	36,998	35,104
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	1,595	1,467
	Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	10,000	9,283
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,6]	11,306	11,387
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,485	1,314
	Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.363% 11/25/2024[1,3]	1,209	1,219
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.449% 3/25/2042[1,3,5]	3,400	3,454
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.749% 12/25/2042[1,3,5]	10,055	10,360
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.249% 6/25/2043[1,3,5]	3,201	3,244
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.399% 1/25/2044[1,3,5]	6,926	6,934
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.449% 2/25/2044[1,3,5]	6,347	6,354
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.449% 5/25/2044[1,3,5]	6,260	6,264
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	2,267	2,162
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]	1,056	999
	Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	1,148	1,120
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	1,688	1,497
	Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	9,556	9,518
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	53	54
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	67	71
	CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	75	76
	CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	57	58
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	2,383	2,311
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	9,739	11,284

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	USD13,305	$15,209
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	1,891	2,117
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	2,225	2,329
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	1,837	1,530
	Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	15,642	13,533
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.163% 4/25/2028[1,3]	1,149	1,188
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 11.013% 7/25/2028[1,3]	8,307	8,697
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.113% 10/25/2028[1,3]	456	479
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 7.263% 7/25/2030[1,3]	3,139	3,179
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.149% 10/25/2041[1,3,5]	1,262	1,260
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 3.515%) 6.349% 1/25/2042[1,3,5]	2,616	2,617
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.649% 2/25/2042[1,3,5]	1,249	1,250
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.349% 4/25/2042[1,3,5]	1,595	1,616
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.549% 5/25/2042[1,3,5]	1,395	1,419
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.299% 6/25/2042[1,3,5]	14,452	14,871
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.499% 9/25/2042[1,3,5]	1,263	1,276
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.699% 2/25/2044[1,3,5]	11,577	11,659
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.599% 5/25/2044[1,3,5]	20,566	20,600
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.313% 2/25/2050[1,3,5]	1,506	1,520
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.463% 8/25/2050[1,3,5]	3,575	4,150
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	4,647	4,689
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	17,770	16,017
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,6]	11,723	11,313
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	16,662	15,651
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	11,763	11,541
	Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]	2,490	2,344
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]	22,767	23,112
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]	16,012	16,025
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[1,5]	9,431	9,448
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[1,5]	7,717	7,727
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	16,873	16,619
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	15,719	15,777
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	11,590	11,612
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.242% 11/25/2055[1,3,5]	48,178	48,207
	MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065[1,3,5]	1,015	973
	Mill City Mortgage Trust, Series 15-1, Class M3, 3.812% 6/25/2056[1,3,5]	1,193	1,173
	Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]	3,850	3,737
	Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]	1,677	1,636
	Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]	215	208
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	1,652	1,590
	Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]	14	14
	Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	139	135

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]	USD4,127	$3,989
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,5,6]	14,025	14,212
	New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]	579	552
	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]	1,143	1,105
	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]	36	35
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,466	1,431
	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]	1,301	1,289
	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]	2,102	2,007
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	3,377	3,215
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,5]	4,336	4,097
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[1,3,5]	8,543	8,341
	Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 6.142% 2/25/2060[1,3,5]	3,393	3,282
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]	9,552	9,652
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]	2,834	2,859
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,6]	8,842	8,896
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	8,544	8,601
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[1,3,5]	16,441	16,245
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,5,6]	5,827	5,792
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,6]	8,322	8,385
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	9,098	9,194
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,5,6]	12,652	12,863
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,5,6]	21,388	21,701
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,5,6]	16,715	16,918
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	9,246	8,042
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,5]	18,336	17,419
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,5]	5,871	5,544
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,579	1,516
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,5]	9,236	8,682
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,5]	911	855
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,5]	627	584
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,5]	13,491	12,500
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	2,841	2,811
	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.495% 2/25/2055[1,3,5]	7,070	6,962
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	1,066	1,057
	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.589% 8/25/2055[1,3,5]	5,800	5,268
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]	4,905	4,771
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]	2,382	2,349
	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]	3,615	3,524
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.992% 2/25/2057[1,3,5]	290	298
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]	8,650	8,456
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	729	705
	Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	5,575	5,054
	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.672% 6/25/2057[1,3,5]	2,600	2,243
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	284	281
	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]	6,209	6,017
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	1,039	1,009

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	USD10,335	$9,782
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]	51	50
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	4,064	3,976
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]	4,019	3,892
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]	2,041	1,994
	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	5,935	5,203
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.392% 5/25/2058[1,3,5]	2,275	2,345
	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]	7,519	7,090
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	338	331
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.721% 12/25/2058[1,3,5]	3,319	3,219
	Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	5,000	4,592
	Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	4,785	4,335
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	8,003	7,216
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.753% 11/25/2060[1,3,5]	4,899	4,705
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]	18,401	17,656
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.108% 7/25/2065[1,3,5]	9,496	9,487
	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]	3,259	2,961
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	20,377	19,293
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,5]	5,491	5,476
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,5]	6,965	6,989
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,5]	9,746	9,582
	Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]	56	56
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]	5,711	5,711
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	1,723	1,726
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,5,6]	8,091	8,169
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,5,6]	7,789	7,846
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,5,6]	25,982	26,274
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	7,316	7,391
			1,032,360
	Total mortgage-backed obligations		10,206,548
U.S. Treasury bonds & notes 19.03%
U.S. Treasury 18.24%
	U.S. Treasury 4.25% 9/30/2024	8,916	8,909
	U.S. Treasury 2.125% 11/30/2024	178	177
	U.S. Treasury 4.50% 11/30/2024	27,500	27,469
	U.S. Treasury 2.75% 2/28/2025	13,050	12,924
	U.S. Treasury 4.625% 2/28/2025	47,535	47,507
	U.S. Treasury 3.875% 4/30/2025	20,000	19,901
	U.S. Treasury 4.25% 5/31/2025	73,154	72,994
	U.S. Treasury 4.625% 6/30/2025	66,757	66,823
	U.S. Treasury 4.75% 7/31/2025	5,413	5,428
	U.S. Treasury 3.125% 8/15/2025	26,000	25,691
	U.S. Treasury 0.25% 8/31/2025	2,500	2,400
	U.S. Treasury 5.00% 8/31/2025	2,500	2,514
	U.S. Treasury 3.50% 9/15/2025	43,238	42,862
	U.S. Treasury 0.25% 9/30/2025	2,500	2,394
	U.S. Treasury 3.00% 9/30/2025	36,033	35,535
	U.S. Treasury 5.00% 9/30/2025	19,500	19,635
	U.S. Treasury 0.25% 10/31/2025	8,000	7,639
	U.S. Treasury 3.00% 10/31/2025	15,008	14,794
	U.S. Treasury 5.00% 10/31/2025	7,504	7,563
	U.S. Treasury 4.50% 11/15/2025	375	376
	U.S. Treasury 4.875% 11/30/2025	50,000	50,375
	U.S. Treasury 0.375% 12/31/2025	25,000	23,785
	U.S. Treasury 4.25% 12/31/2025	4,889	4,892
	U.S. Treasury 4.25% 1/31/2026	340,647	341,097
	U.S. Treasury 4.00% 2/15/2026	27,758	27,714
	U.S. Treasury 0.50% 2/28/2026	45,000	42,671

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 2/28/2026	USD8,316	$8,377
	U.S. Treasury 4.50% 3/31/2026	267,750	269,424
	U.S. Treasury 4.875% 4/30/2026	67,000	67,873
	U.S. Treasury 0.875% 6/30/2026	33,040	31,249
	U.S. Treasury 4.625% 6/30/2026	668	675
	U.S. Treasury 4.50% 7/15/2026	8,050	8,125
	U.S. Treasury 4.375% 7/31/2026	771,762	777,510
	U.S. Treasury 4.375% 8/15/2026	16,400	16,532
	U.S. Treasury 0.75% 8/31/2026	308	289
	U.S. Treasury 3.75% 8/31/2026	104,013	103,708
	U.S. Treasury 4.625% 9/15/2026	17,600	17,836
	U.S. Treasury 4.625% 10/15/2026	5,000	5,072
	U.S. Treasury 4.625% 11/15/2026	228	231
	U.S. Treasury 4.375% 12/15/2026	65,000	65,702
	U.S. Treasury 4.00% 1/15/2027	24,849	24,927
	U.S. Treasury 1.50% 1/31/2027	6,000	5,678
	U.S. Treasury 4.125% 2/15/2027	3,500	3,521
	U.S. Treasury 4.25% 3/15/2027	4,587	4,633
	U.S. Treasury 2.375% 5/15/2027	11,300	10,880
	U.S. Treasury 4.50% 5/15/2027	851	865
	U.S. Treasury 2.625% 5/31/2027	140,000	135,674
	U.S. Treasury 4.625% 6/15/2027	5,824	5,949
	U.S. Treasury 4.375% 7/15/2027	20,838	21,156
	U.S. Treasury 2.75% 7/31/2027	77,000	74,762
	U.S. Treasury 3.75% 8/15/2027	283,768	283,397
	U.S. Treasury 4.125% 9/30/2027[7]	65,792	66,463
	U.S. Treasury 4.125% 10/31/2027	30,000	30,293
	U.S. Treasury 2.25% 11/15/2027	56,000	53,417
	U.S. Treasury 3.875% 11/30/2027	40,000	40,100
	U.S. Treasury 2.75% 2/15/2028	9,000	8,698
	U.S. Treasury 1.125% 2/29/2028	8,000	7,310
	U.S. Treasury 4.00% 2/29/2028	45,395	45,728
	U.S. Treasury 3.625% 3/31/2028	10,965	10,916
	U.S. Treasury 1.25% 5/31/2028	4,300	3,924
	U.S. Treasury 3.625% 5/31/2028	10,661	10,607
	U.S. Treasury 1.25% 6/30/2028	16,000	14,575
	U.S. Treasury 1.00% 7/31/2028	— [2]	— [2]
	U.S. Treasury 4.125% 7/31/2028[7]	200,000	202,618
	U.S. Treasury 2.875% 8/15/2028	10,000	9,671
	U.S. Treasury 1.125% 8/31/2028	58,000	52,377
	U.S. Treasury 1.375% 10/31/2028	67,250	61,114
	U.S. Treasury 4.375% 11/30/2028	13,194	13,512
	U.S. Treasury 4.00% 1/31/2029	160	162
	U.S. Treasury 4.25% 2/28/2029	1,500	1,532
	U.S. Treasury 4.50% 5/31/2029	293,100	302,763
	U.S. Treasury 4.25% 6/30/2029	16,331	16,692
	U.S. Treasury 4.00% 7/31/2029	839	849
	U.S. Treasury 3.625% 8/31/2029	150,732	150,375
	U.S. Treasury 3.875% 12/31/2029	24,000	24,120
	U.S. Treasury 4.00% 2/28/2030	73,321	74,132
	U.S. Treasury 0.625% 5/15/2030	2,500	2,100
	U.S. Treasury 3.75% 5/31/2030	65,000	64,886
	U.S. Treasury 4.00% 7/31/2030	3,963	4,006
	U.S. Treasury 4.625% 9/30/2030	153,949	160,805
	U.S. Treasury 4.875% 10/31/2030	58,803	62,260
	U.S. Treasury 4.00% 1/31/2031	160	162
	U.S. Treasury 4.25% 2/28/2031	2,355	2,414
	U.S. Treasury 4.625% 4/30/2031	29,000	30,370
	U.S. Treasury 1.625% 5/15/2031[7]	20,000	17,425
	U.S. Treasury 4.25% 6/30/2031	61,107	62,702
	U.S. Treasury 1.25% 8/15/2031	3,000	2,532
	U.S. Treasury 3.75% 8/31/2031	37,968	37,840
	U.S. Treasury 1.875% 2/15/2032	10,000	8,733
	U.S. Treasury 2.875% 5/15/2032	4,960	4,640
	U.S. Treasury 4.125% 11/15/2032	687	700
	U.S. Treasury 3.50% 2/15/2033	3,200	3,112
	U.S. Treasury 4.00% 2/15/2034	276	278

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.375% 5/15/2034	USD6,583	$6,821
	U.S. Treasury 3.875% 8/15/2034	34,664	34,537
	U.S. Treasury 4.50% 8/15/2039	850	889
	U.S. Treasury 1.875% 2/15/2041[7]	479	344
	U.S. Treasury 2.25% 5/15/2041	177	135
	U.S. Treasury 3.25% 5/15/2042	214	186
	U.S. Treasury 4.625% 5/15/2044	997	1,039
	U.S. Treasury 1.875% 2/15/2051	578	356
	U.S. Treasury 2.375% 5/15/2051[7]	662	459
			4,569,793

U.S. Treasury inflation-protected securities 0.79%
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	103,515	101,769
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	30,110	28,725
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	39,868	39,787
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	30,588	24,910
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[8]	2,663	2,705
			197,896
	Total U.S. Treasury bonds & notes		4,767,689
Corporate bonds, notes & loans 18.25%
Financials 5.98%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,250	1,242
	AerCap Ireland Capital DAC 2.45% 10/29/2026	1,160	1,106
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]	15,000	15,416
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	12,500	12,943
	Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,569
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	5,934	6,036
	American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]	10,750	10,895
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[6]	13,625	14,160
	American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034)[6]	7,500	7,900
	American International Group, Inc. 5.125% 3/27/2033	190	194
	Aon Corp. 2.85% 5/28/2027	10,775	10,367
	Aon Corp. 5.35% 2/28/2033	600	619
	Aon North America, Inc. 5.15% 3/1/2029	20,550	21,052
	Aon North America, Inc. 5.45% 3/1/2034	325	337
	Banco Santander, SA 2.746% 5/28/2025	3,000	2,949
	Banco Santander, SA 5.147% 8/18/2025	4,000	4,003
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	18,750	18,558
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	1,900	1,844
	Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]	5,795	5,785
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	8,450	8,489
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	3,945	3,763
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	5,151	5,205
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]	8,000	8,387
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	2,500	2,554
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	600	549
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	4,948	5,169
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[6]	11,577	11,272
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[6]	5,961	5,478
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	1,408	1,199
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	25,184	21,446
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	1,732	1,842
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	1,239	1,283
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	10,000	10,123
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	16,664	17,057
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	2,557	2,615
	BlackRock Funding, Inc. 4.70% 3/14/2029	7,509	7,682
	BlackRock Funding, Inc. 5.00% 3/14/2034	415	428
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	11,426	10,309

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[5,6]	USD2,124	$2,181
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	395	346
	BPCE SA 1.625% 1/14/2025[5]	12,000	11,843
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	5,000	5,064
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	2,984	3,162
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[5,6]	13,280	13,612
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	1,000	836
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	3,275	3,413
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,6]	16,265	16,752
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	650	715
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	4,232	4,411
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	22,795	23,467
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[6]	13,000	13,239
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	235	250
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	2,660	2,763
	Charles Schwab Corp. (The) 1.15% 5/13/2026	1,675	1,583
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	91	98
	Chubb INA Holdings, LLC 5.00% 3/15/2034	22,121	22,677
	Citibank, NA 5.803% 9/29/2028	1,650	1,732
	Citibank, NA 4.838% 8/6/2029	700	710
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	4,866	4,800
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	6,525	6,652
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	301	277
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	18,959	16,870
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	8,347	7,233
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	6,613	5,653
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[6]	9,706	9,910
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	12,000	12,976
	Corebridge Financial, Inc. 3.50% 4/4/2025	8,458	8,371
	Corebridge Financial, Inc. 3.65% 4/5/2027	32,226	31,563
	Corebridge Financial, Inc. 3.85% 4/5/2029	454	439
	Corebridge Financial, Inc. 3.90% 4/5/2032	281	260
	Crédit Agricole SA 4.375% 3/17/2025[5]	3,025	3,006
	Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]	7,500	7,528
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	13,473	12,743
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	1,600	1,685
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	800	852
	DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]	6,500	6,249
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]	10,000	10,096
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	12,150	11,540
	Fiserv, Inc. 3.20% 7/1/2026	24,500	23,931
	Goldman Sachs Group, Inc. (USD-SOFR + 0.486%) 5.35% 10/21/2024[3]	1,430	1,430
	Goldman Sachs Group, Inc. 5.70% 11/1/2024	19,175	19,181
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,419
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	10,000	9,498
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	598	571
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	6,000	5,858
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	650	694
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	33,305	34,723
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[6]	820	833
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	8,197	6,894
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	725	766
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	2,508	2,556
	Guardian Life Global Funding 0.875% 12/10/2025[5]	14,000	13,376
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	2,950	2,935
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	6,150	6,105
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	13,875	13,878
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	8,144	8,768
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	19,059	17,292
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	7,213	6,273
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	5,120	5,331
	Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	15,000	14,979

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	USD1,000	$996
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	25,000	24,529
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	10,000	9,934
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	3,223	3,262
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	9,850	10,100
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	4,843	4,971
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	2,975	3,146
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	8,845	9,001
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	9,062	9,438
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[6]	13,016	13,259
	JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[6]	1,728	1,463
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	10,380	11,029
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	20,578	21,126
	KfW 0.375% 7/18/2025	20,670	19,955
	KfW 5.125% 9/29/2025	10,813	10,903
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	15,025	14,252
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	7,510	7,681
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	17,025	17,308
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	8,000	7,768
	Mastercard, Inc. 4.875% 3/9/2028	6,351	6,526
	Mastercard, Inc. 4.875% 5/9/2034	2,192	2,251
	MetLife, Inc. 5.375% 7/15/2033	2,444	2,561
	Metropolitan Life Global Funding I 0.70% 9/27/2024[5]	934	931
	Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	31,676	30,716
	Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	1,650	1,618
	Metropolitan Life Global Funding I 1.875% 1/11/2027[5]	12,650	11,970
	Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	9,400	9,428
	Morgan Stanley 0.864% 10/21/2025 (USD-SOFR + 0.745% on 10/21/2024)[6]	1,794	1,782
	Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	880	875
	Morgan Stanley 3.875% 1/27/2026	4,552	4,505
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	7,340	7,310
	Morgan Stanley 3.125% 7/27/2026	770	751
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	1,000	951
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	27,883	28,415
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	2,000	2,042
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[6]	9,135	9,294
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	786	877
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	350	370
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	24,252	24,783
	Nasdaq, Inc. 5.35% 6/28/2028	19,795	20,458
	National Australia Bank, Ltd. 5.181% 6/11/2034[5]	3,001	3,091
	NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]	20,000	18,932
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	700	714
	New York Life Global Funding 0.90% 10/29/2024[5]	1,000	993
	New York Life Global Funding 2.00% 1/22/2025[5]	24,000	23,717
	New York Life Global Funding 0.95% 6/24/2025[5]	3,368	3,266
	New York Life Global Funding 0.85% 1/15/2026[5]	10,870	10,367
	New York Life Global Funding 4.55% 1/28/2033[5]	1,347	1,327
	Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	15,314	14,589
	PNC Bank, National Association 3.30% 10/30/2024	1,110	1,106
	PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]	15,740	15,743
	PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]	800	799
	PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[6]	8,825	8,980
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	26,818	27,707
	PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[6]	500	517

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	USD700	$789
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	3,900	4,072
	Royal Bank of Canada 4.875% 1/12/2026	15,000	15,080
	Royal Bank of Canada 5.00% 2/1/2033	4,237	4,326
	State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	5,835	5,826
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,596
	Swedbank AB 6.136% 9/12/2026[5]	15,000	15,423
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[6]	7,682	7,823
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	11,070	11,306
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	2,665	2,762
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	5,209	5,662
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	4,886	5,013
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	13,824	13,967
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	112	117
	U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]	20,000	20,208
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	2,804	2,808
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	3,184	3,313
	UBS AG 7.95% 1/9/2025	15,000	15,123
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,6]	7,475	7,661
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[5,6]	600	621
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	2,483	2,078
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,6]	200	171
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	18,673	18,515
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	10,280	10,078
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	36,828	37,834
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	7,095	7,329
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	10,050	10,664
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	1,193	1,218
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[6]	158	145
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	2,964
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	325	358
	Willis North America, Inc. 4.65% 6/15/2027	800	802
			1,498,708

Utilities 3.13%
	AEP Transmission Co., LLC 5.15% 4/1/2034	12,050	12,271
	Alabama Power Co. 3.75% 9/1/2027	5,000	4,937
	Ameren Corp. 1.75% 3/15/2028	500	455
	American Electric Power Co., Inc. 4.30% 12/1/2028	8,285	8,200
	American Transmission Systems, Inc. 2.65% 1/15/2032[5]	5,125	4,438
	Avangrid, Inc. 3.20% 4/15/2025	13,439	13,273
	CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,181
	CenterPoint Energy, Inc. 2.65% 6/1/2031	5,000	4,373
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	4,975	4,783
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[5]	7,150	7,072
	CMS Energy Corp. 3.00% 5/15/2026	17,529	17,030
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,919	7,595
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,137
	Consumers Energy Co. 3.80% 11/15/2028	9,225	9,061
	Consumers Energy Co. 4.90% 2/15/2029	17,494	17,914
	Consumers Energy Co. 4.60% 5/30/2029	5,000	5,060
	Consumers Energy Co. 4.70% 1/15/2030	500	507
	Consumers Energy Co. 3.60% 8/15/2032	8,081	7,510
	Consumers Energy Co. 4.625% 5/15/2033	9,645	9,589
	DTE Energy Co. 4.95% 7/1/2027	6,525	6,597
	DTE Energy Co. 5.10% 3/1/2029	850	866
	Duke Energy Corp. 2.55% 6/15/2031	986	856
	Duke Energy Florida, LLC 1.75% 6/15/2030	21,616	18,639
	Edison International 3.55% 11/15/2024	990	986
	Edison International 4.95% 4/15/2025	4,429	4,416

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Edison International 4.125% 3/15/2028	USD1,529	$1,499
	Edison International 5.25% 11/15/2028	5,475	5,575
	Edison International 5.45% 6/15/2029	525	540
	Emera US Finance, LP 2.639% 6/15/2031	400	344
	Enel Finance International NV 2.125% 7/12/2028[5]	1,375	1,250
	Entergy Corp. 0.90% 9/15/2025	6,025	5,799
	Entergy Corp. 1.90% 6/15/2028	14,972	13,612
	Entergy Louisiana, LLC 2.40% 10/1/2026	9,647	9,256
	Entergy Louisiana, LLC 3.12% 9/1/2027	5,000	4,824
	Entergy Louisiana, LLC 5.15% 9/15/2034	9,775	9,867
	Eversource Energy 1.40% 8/15/2026	17,138	16,123
	Eversource Energy 5.95% 2/1/2029	15,675	16,441
	Eversource Energy 5.50% 1/1/2034	5,000	5,107
	Eversource Energy 5.95% 7/15/2034	15,000	15,791
	FirstEnergy Corp. 2.05% 3/1/2025	19,889	19,601
	FirstEnergy Corp. 1.60% 1/15/2026	33,567	32,228
	FirstEnergy Corp. 2.25% 9/1/2030	9,451	8,230
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,616	1,587
	FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]	3,340	3,325
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	5,993	5,617
	Florida Power & Light Co. 2.85% 4/1/2025	3,250	3,213
	Florida Power & Light Co. 4.40% 5/15/2028	22,500	22,638
	Florida Power & Light Co. 5.15% 6/15/2029	20,000	20,718
	Florida Power & Light Co. 4.80% 5/15/2033	1,881	1,898
	Florida Power & Light Co. 5.30% 6/15/2034	9,243	9,636
	Georgia Power Co. 4.65% 5/16/2028	1,700	1,718
	Georgia Power Co. 5.25% 3/15/2034	4,145	4,278
	Jersey Central Power & Light Co. 4.30% 1/15/2026[5]	20,446	20,297
	Monongahela Power Co. 3.55% 5/15/2027[5]	5,500	5,370
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,275	1,281
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	3,100	3,091
	Northern States Power Co. 2.25% 4/1/2031	2,951	2,574
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,746	3,658
	Pacific Gas and Electric Co. 2.95% 3/1/2026	3,039	2,950
	Pacific Gas and Electric Co. 2.10% 8/1/2027	40,661	37,803
	Pacific Gas and Electric Co. 3.30% 12/1/2027	215	205
	Pacific Gas and Electric Co. 3.00% 6/15/2028	9,050	8,496
	Pacific Gas and Electric Co. 3.75% 7/1/2028	852	821
	Pacific Gas and Electric Co. 5.55% 5/15/2029	600	618
	Pacific Gas and Electric Co. 2.50% 2/1/2031	23,326	20,033
	Pacific Gas and Electric Co. 3.25% 6/1/2031	6,412	5,737
	Pacific Gas and Electric Co. 4.40% 3/1/2032	6,041	5,747
	Pacific Gas and Electric Co. 6.15% 1/15/2033	300	316
	Pacific Gas and Electric Co. 6.40% 6/15/2033	3,844	4,110
	Pacific Gas and Electric Co. 5.80% 5/15/2034	5,046	5,197
	PacifiCorp 5.10% 2/15/2029	450	461
	PacifiCorp 2.70% 9/15/2030	7,550	6,782
	PacifiCorp 5.30% 2/15/2031	23,800	24,421
	PacifiCorp 5.45% 2/15/2034	18,361	18,770
	Progress Energy, Inc. 7.00% 10/30/2031	840	949
	Public Service Company of Colorado 3.70% 6/15/2028	2,686	2,623
	Public Service Company of Colorado 1.90% 1/15/2031	1,385	1,173
	Public Service Company of Colorado 1.875% 6/15/2031	77	64
	Public Service Company of Colorado 5.35% 5/15/2034	11,928	12,343
	Public Service Electric and Gas Co. 3.00% 5/15/2025	5,734	5,669
	Public Service Electric and Gas Co. 2.45% 1/15/2030	4,982	4,503
	Public Service Electric and Gas Co. 3.10% 3/15/2032	836	758
	San Diego Gas & Electric Co. 4.95% 8/15/2028	10,000	10,205
	Southern California Edison Co. 1.20% 2/1/2026	50	48
	Southern California Edison Co. 4.70% 6/1/2027	10,547	10,657
	Southern California Edison Co. 3.65% 3/1/2028	13,408	13,068
	Southern California Edison Co. 5.30% 3/1/2028	6,197	6,357
	Southern California Edison Co. 5.65% 10/1/2028	2,750	2,871
	Southern California Edison Co. 4.20% 3/1/2029	632	624
	Southern California Edison Co. 5.15% 6/1/2029	7,577	7,792
	Southern California Edison Co. 2.85% 8/1/2029	26,833	24,819
	Southern California Edison Co. 2.25% 6/1/2030	5,581	4,931

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Southern California Edison Co. 2.50% 6/1/2031	USD11,106	$9,740
	Southern California Edison Co. 2.75% 2/1/2032	11,151	9,774
	Southern California Edison Co. 5.20% 6/1/2034	325	330
	WEC Energy Group, Inc. 5.60% 9/12/2026	10,050	10,253
	WEC Energy Group, Inc. 5.15% 10/1/2027	7,833	7,997
	WEC Energy Group, Inc. 2.20% 12/15/2028	3,450	3,149
	Wisconsin Electric Power Co. 1.70% 6/15/2028	1,800	1,640
	Xcel Energy, Inc. 4.00% 6/15/2028	6,476	6,346
	Xcel Energy, Inc. 2.60% 12/1/2029	20,487	18,537
	Xcel Energy, Inc. 2.35% 11/15/2031	3,863	3,272
	Xcel Energy, Inc. 4.60% 6/1/2032	4,049	3,948
	Xcel Energy, Inc. 5.45% 8/15/2033	825	844
	Xcel Energy, Inc. 5.50% 3/15/2034	7,777	7,968
	Xcel Energy, Inc. 6.50% 7/1/2036	1,050	1,150
			783,601

Health care 2.92%
	AbbVie, Inc. 2.60% 11/21/2024	15,428	15,335
	AbbVie, Inc. 3.80% 3/15/2025	21,883	21,737
	AbbVie, Inc. 2.95% 11/21/2026	1,609	1,564
	AbbVie, Inc. 4.80% 3/15/2029	37,070	37,882
	AbbVie, Inc. 3.20% 11/21/2029	4,575	4,336
	AbbVie, Inc. 4.95% 3/15/2031	27,550	28,376
	AbbVie, Inc. 5.05% 3/15/2034	37,600	38,760
	Amgen, Inc. 5.25% 3/2/2025	10,000	10,004
	Amgen, Inc. 5.15% 3/2/2028	11,195	11,437
	Amgen, Inc. 3.00% 2/22/2029	16,261	15,359
	Amgen, Inc. 4.05% 8/18/2029	10,000	9,819
	Amgen, Inc. 5.25% 3/2/2030	13,891	14,393
	Amgen, Inc. 2.00% 1/15/2032	1,000	836
	Amgen, Inc. 5.25% 3/2/2033	1,000	1,028
	AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,142
	AstraZeneca Finance, LLC 4.90% 2/26/2031	11,805	12,136
	AstraZeneca PLC 0.70% 4/8/2026	16,128	15,246
	Baxter International, Inc. 1.322% 11/29/2024	1,250	1,238
	Baxter International, Inc. 1.915% 2/1/2027	1,000	939
	Baxter International, Inc. 2.272% 12/1/2028	750	684
	Baxter International, Inc. 2.539% 2/1/2032	675	577
	Bayer US Finance, LLC 6.375% 11/21/2030[5]	550	585
	Becton, Dickinson and Co. 4.874% 2/8/2029	16,350	16,614
	Becton, Dickinson and Co. 5.081% 6/7/2029	4,330	4,437
	Becton, Dickinson and Co. 5.11% 2/8/2034	400	407
	Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,777
	Bristol-Myers Squibb Co. 4.90% 2/22/2027	1,100	1,118
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	16,060	16,473
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,250	11,635
	Bristol-Myers Squibb Co. 2.95% 3/15/2032	869	781
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	27,044	28,062
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	1,216	755
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	1,264	970
	Cencora, Inc. 2.70% 3/15/2031	500	443
	Centene Corp. 2.45% 7/15/2028	6,905	6,323
	Centene Corp. 2.50% 3/1/2031	9,520	8,088
	Centene Corp. 2.625% 8/1/2031	3,790	3,218
	Cigna Group (The) 1.25% 3/15/2026	5,419	5,151
	Cigna Group (The) 5.00% 5/15/2029	11,725	11,965
	Cigna Group (The) 5.125% 5/15/2031	650	667
	Cigna Group (The) 5.25% 2/15/2034	450	460
	CVS Health Corp. 3.625% 4/1/2027	5,440	5,326
	CVS Health Corp. 1.30% 8/21/2027	20,000	18,249
	CVS Health Corp. 5.40% 6/1/2029	10,240	10,525
	CVS Health Corp. 3.25% 8/15/2029	1,705	1,594
	CVS Health Corp. 5.25% 1/30/2031	4,880	4,963
	CVS Health Corp. 1.875% 2/28/2031	3,295	2,731
	CVS Health Corp. 5.55% 6/1/2031	17,280	17,770
	CVS Health Corp. 5.25% 2/21/2033	251	253
	CVS Health Corp. 5.70% 6/1/2034	1,439	1,475

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 2.375% 1/15/2025	USD33,250	$32,897
	Elevance Health, Inc. 4.90% 2/8/2026	6,009	6,005
	Elevance Health, Inc. 4.75% 2/15/2033	3,001	2,993
	EMD Finance, LLC 3.25% 3/19/2025[5]	21,792	21,570
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	20,500	21,173
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,867	2,891
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	500	529
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,250	2,345
	Gilead Sciences, Inc. 5.55% 10/15/2053	2,070	2,152
	GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	3,025	3,002
	HCA, Inc. 3.125% 3/15/2027	20,875	20,140
	HCA, Inc. 5.20% 6/1/2028	825	840
	HCA, Inc. 3.375% 3/15/2029	3,459	3,271
	HCA, Inc. 2.375% 7/15/2031	3,023	2,575
	Humana, Inc. 5.375% 4/15/2031	18,603	19,057
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	874	829
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,926
	Merck & Co., Inc. 2.75% 2/10/2025	1,083	1,073
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,000	17,088
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	16,500	16,597
	Roche Holdings, Inc. 2.076% 12/13/2031[5]	800	683
	Roche Holdings, Inc. 4.985% 3/8/2034[5]	500	515
	Solventum Corp. 5.40% 3/1/2029[5]	15,000	15,312
	Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,461
	UnitedHealth Group, Inc. 1.15% 5/15/2026	13,937	13,230
	UnitedHealth Group, Inc. 4.00% 5/15/2029	15,000	14,851
	UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	11,905
	UnitedHealth Group, Inc. 4.90% 4/15/2031	650	665
	UnitedHealth Group, Inc. 4.95% 1/15/2032	31,705	32,388
	UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,994
	UnitedHealth Group, Inc. 5.15% 7/15/2034	750	771
	Zoetis, Inc. 5.40% 11/14/2025	18,650	18,787
			731,158

Consumer discretionary 1.44%
	Amazon.com, Inc. 4.70% 11/29/2024	30,000	29,961
	Amazon.com, Inc. 1.20% 6/3/2027	625	578
	Amazon.com, Inc. 1.65% 5/12/2028	650	597
	American Honda Finance Corp. 1.20% 7/8/2025	15,273	14,828
	American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,543
	American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,060
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	650	643
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	3,343	3,364
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]	8,975	8,488
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	5,691	5,749
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	2,625	2,570
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	11,271	11,593
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	6,525	6,005
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	7,409	7,553
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	628	644
	Ford Motor Co. 3.25% 2/12/2032	10,585	9,020
	Ford Motor Co. 6.10% 8/19/2032	9,130	9,387
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	655	640
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	3,630	3,714
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,590	2,662
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	455	435
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	470	461
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,207
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,949
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,213
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	734
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,930
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	602
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,505
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,660
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	15,293
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,966	4,918

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	USD450	$415
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	200	177
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,721	2,942
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	400	405
	General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,568
	Home Depot, Inc. 4.75% 6/25/2029	5,989	6,125
	Home Depot, Inc. 4.85% 6/25/2031	3,506	3,592
	Home Depot, Inc. 4.95% 6/25/2034	1,572	1,612
	Hyundai Capital America 1.80% 10/15/2025[5]	7,423	7,178
	Hyundai Capital America 1.50% 6/15/2026[5]	20,850	19,690
	Hyundai Capital America 5.45% 6/24/2026[5]	6,226	6,305
	Hyundai Capital America 5.30% 3/19/2027[5]	1,000	1,015
	Hyundai Capital America 5.275% 6/24/2027[5]	10,000	10,165
	Hyundai Capital America 2.375% 10/15/2027[5]	745	697
	Hyundai Capital America 6.50% 1/16/2029[5]	2,835	3,020
	Hyundai Capital America 5.30% 6/24/2029[5]	3,733	3,816
	Marriott International, Inc. 5.00% 10/15/2027	10,000	10,158
	Marriott International, Inc. 4.90% 4/15/2029	4,708	4,772
	Marriott International, Inc. 5.30% 5/15/2034	320	326
	McDonald’s Corp. 5.00% 5/17/2029	7,877	8,100
	Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[5]	9,800	9,367
	Sands China, Ltd. 2.30% 3/8/2027	8,000	7,412
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	4,050	3,783
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	5,000	5,136
	Toyota Motor Credit Corp. 4.45% 5/18/2026	12,765	12,784
	Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,674
	Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,914
	Toyota Motor Credit Corp. 1.90% 4/6/2028	9,400	8,671
			359,325

Industrials 1.12%
	BAE Systems PLC 5.125% 3/26/2029[5]	550	562
	BAE Systems PLC 5.25% 3/26/2031[5]	10,387	10,700
	BAE Systems PLC 5.30% 3/26/2034[5]	200	205
	Boeing Co. 2.75% 2/1/2026	20,292	19,626
	Boeing Co. 2.196% 2/4/2026	22,066	21,151
	Boeing Co. 6.259% 5/1/2027[5]	738	759
	Boeing Co. 3.25% 2/1/2028	10,621	10,010
	Boeing Co. 6.298% 5/1/2029[5]	9,352	9,771
	Boeing Co. 5.15% 5/1/2030	3,959	3,950
	Boeing Co. 3.625% 2/1/2031	274	248
	Boeing Co. 6.388% 5/1/2031[5]	7,139	7,524
	Boeing Co. 6.528% 5/1/2034[5]	156	165
	Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,241
	Carrier Global Corp. 2.722% 2/15/2030	684	626
	Carrier Global Corp. 2.70% 2/15/2031	684	609
	Carrier Global Corp. 5.90% 3/15/2034	3,519	3,798
	Emerson Electric Co. 1.80% 10/15/2027	6,753	6,285
	General Dynamics Corp. 1.15% 6/1/2026	20,000	18,983
	Honeywell International, Inc. 5.00% 3/1/2035	2,950	3,028
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	700	712
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	17,848	18,315
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	4,774	4,940
	L3Harris Technologies, Inc. 5.40% 1/15/2027	15,775	16,106
	L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,306
	Lockheed Martin Corp. 4.95% 10/15/2025	11,100	11,153
	Lockheed Martin Corp. 5.10% 11/15/2027	8,561	8,803
	Lockheed Martin Corp. 4.45% 5/15/2028	7,193	7,263
	Lockheed Martin Corp. 4.50% 2/15/2029	7,133	7,203
	Lockheed Martin Corp. 5.25% 1/15/2033	337	354
	Lockheed Martin Corp. 4.80% 8/15/2034	9,169	9,311
	Masco Corp. 1.50% 2/15/2028	4,158	3,749
	Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,424
	Northrop Grumman Corp. 4.70% 3/15/2033	8,652	8,672
	RTX Corp. 5.00% 2/27/2026	4,046	4,069
	RTX Corp. 5.75% 11/8/2026	15,000	15,390
	RTX Corp. 1.90% 9/1/2031	788	658

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	RTX Corp. 2.375% 3/15/2032	USD425	$362
	RTX Corp. 6.10% 3/15/2034	243	265
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[5]	4,172	3,985
	Union Pacific Corp. 2.375% 5/20/2031	382	339
	Union Pacific Corp. 2.80% 2/14/2032	537	482
	Veralto Corp. 5.35% 9/18/2028[5]	10,000	10,313
	Waste Management, Inc. 4.875% 2/15/2029	10,000	10,254
	Waste Management, Inc. 4.625% 2/15/2030	400	406
			281,075

Consumer staples 1.02%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	4,431	4,203
	7-Eleven, Inc. 1.30% 2/10/2028[5]	3,825	3,426
	7-Eleven, Inc. 1.80% 2/10/2031[5]	7,927	6,597
	Altria Group, Inc. 2.35% 5/6/2025	3,446	3,386
	Altria Group, Inc. 4.40% 2/14/2026	8,708	8,670
	Altria Group, Inc. 3.40% 5/6/2030	226	212
	Altria Group, Inc. 2.45% 2/4/2032	444	374
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	11,000	11,208
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	400	410
	BAT Capital Corp. 2.789% 9/6/2024	35,000	34,991
	BAT Capital Corp. 3.215% 9/6/2026	24,161	23,522
	BAT Capital Corp. 6.343% 8/2/2030	4,369	4,699
	BAT Capital Corp. 5.834% 2/20/2031	650	683
	BAT Capital Corp. 6.421% 8/2/2033	8,886	9,640
	BAT International Finance PLC 4.448% 3/16/2028	500	497
	BAT International Finance PLC 5.931% 2/2/2029	12,881	13,520
	Campbell Soup Co. 5.20% 3/21/2029	12,249	12,593
	Campbell Soup Co. 5.40% 3/21/2034	262	271
	Coca-Cola Co. 1.00% 3/15/2028	3,165	2,860
	Coca-Cola Co. 4.65% 8/14/2034	768	774
	Conagra Brands, Inc. 1.375% 11/1/2027	12,825	11,642
	Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,479
	Constellation Brands, Inc. 4.80% 1/15/2029	555	561
	Constellation Brands, Inc. 4.75% 5/9/2032	122	122
	Constellation Brands, Inc. 4.90% 5/1/2033	245	244
	J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,919
	J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,701
	Kroger Co. 5.00% 9/15/2034	7,435	7,415
	PepsiCo, Inc. 1.625% 5/1/2030	406	354
	Philip Morris International, Inc. 1.50% 5/1/2025	12,728	12,457
	Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,305
	Philip Morris International, Inc. 5.125% 11/17/2027	19,946	20,396
	Philip Morris International, Inc. 5.25% 9/7/2028	5,275	5,430
	Philip Morris International, Inc. 4.875% 2/13/2029	725	737
	Philip Morris International, Inc. 5.625% 11/17/2029	387	408
	Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,243
	Philip Morris International, Inc. 5.125% 2/13/2031	11,166	11,458
	Philip Morris International, Inc. 5.75% 11/17/2032	281	297
	Philip Morris International, Inc. 5.375% 2/15/2033	300	310
	Philip Morris International, Inc. 5.625% 9/7/2033	400	420
	Philip Morris International, Inc. 5.25% 2/13/2034	211	216
	Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,250
	Procter & Gamble Co. 1.00% 4/23/2026	3,055	2,905
	Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,482
	Procter & Gamble Co. 1.20% 10/29/2030	1,000	845
			256,132

Communication services 0.77%
	AT&T, Inc. 1.70% 3/25/2026	2,567	2,455
	AT&T, Inc. 2.30% 6/1/2027	1,250	1,183
	AT&T, Inc. 4.35% 3/1/2029	2,500	2,492
	AT&T, Inc. 2.75% 6/1/2031	750	665
	AT&T, Inc. 5.40% 2/15/2034	310	320
	Charter Communications Operating, LLC 6.10% 6/1/2029	429	443
	Charter Communications Operating, LLC 2.30% 2/1/2032	1,631	1,303
	Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,095

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Charter Communications Operating, LLC 6.65% 2/1/2034	USD375	$391
	Comcast Corp. 2.65% 2/1/2030	2,000	1,831
	Comcast Corp. 5.30% 6/1/2034	18,413	19,095
	Meta Platforms, Inc. 4.30% 8/15/2029	15,285	15,393
	Meta Platforms, Inc. 4.75% 8/15/2034	12,544	12,628
	Netflix, Inc. 5.875% 11/15/2028	6,076	6,433
	Netflix, Inc. 5.375% 11/15/2029[5]	3,172	3,313
	Netflix, Inc. 4.875% 6/15/2030[5]	203	208
	Netflix, Inc. 4.90% 8/15/2034	1,358	1,392
	SBA Tower Trust 1.631% 11/15/2026[5]	13,740	12,747
	T-Mobile USA, Inc. 3.50% 4/15/2025	19,675	19,467
	T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,167
	T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	28,478
	T-Mobile USA, Inc. 2.05% 2/15/2028	950	875
	T-Mobile USA, Inc. 4.80% 7/15/2028	12,900	13,048
	T-Mobile USA, Inc. 4.85% 1/15/2029	10,560	10,703
	T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,401
	T-Mobile USA, Inc. 2.55% 2/15/2031	2,030	1,783
	T-Mobile USA, Inc. 2.875% 2/15/2031	500	449
	T-Mobile USA, Inc. 5.05% 7/15/2033	185	187
	T-Mobile USA, Inc. 5.75% 1/15/2034	400	424
	Verizon Communications, Inc. 1.75% 1/20/2031	1,500	1,260
	Verizon Communications, Inc. 2.55% 3/21/2031	8,239	7,251
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,458	7,388
			193,268

Energy 0.73%
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,006	2,858
	BP Capital Markets America, Inc. 2.721% 1/12/2032	700	617
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,794
	Chevron Corp. 1.554% 5/11/2025	10,000	9,778
	Chevron Corp. 1.995% 5/11/2027	5,213	4,939
	Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,421
	Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,739
	ConocoPhillips Co. 5.05% 9/15/2033	315	323
	Continental Resources, Inc. 2.875% 4/1/2032[5]	163	137
	Diamondback Energy, Inc. 5.15% 1/30/2030	8,697	8,901
	Diamondback Energy, Inc. 5.40% 4/18/2034	203	207
	Energy Transfer, LP 6.10% 12/1/2028	13,150	13,895
	Energy Transfer, LP 5.25% 7/1/2029	8,960	9,176
	Energy Transfer, LP 5.60% 9/1/2034	1,639	1,688
	Eni SpA 5.50% 5/15/2034[5]	5,093	5,251
	Enterprise Products Operating, LLC 5.05% 1/10/2026	12,361	12,464
	Enterprise Products Operating, LLC 4.95% 2/15/2035	2,838	2,851
	Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,948
	Exxon Mobil Corp. 2.61% 10/15/2030	5,000	4,564
	Kinder Morgan, Inc. 5.00% 2/1/2029	15,121	15,325
	Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,163
	Occidental Petroleum Corp. 5.55% 10/1/2034	3,075	3,127
	ONEOK, Inc. 5.55% 11/1/2026	6,185	6,302
	ONEOK, Inc. 5.65% 11/1/2028	3,488	3,624
	Pioneer Natural Resources Co. 1.125% 1/15/2026	6,015	5,749
	Saudi Arabian Oil Co. 1.625% 11/24/2025[5]	1,920	1,850
	Saudi Arabian Oil Co. 5.25% 7/17/2034[5]	1,310	1,340
	Shell International Finance BV 2.00% 11/7/2024	3,200	3,181
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	13,594	13,568
	South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[5]	1,798	1,791
	Targa Resources Corp. 5.50% 2/15/2035	5,745	5,835
	TotalEnergies Capital International SA 2.434% 1/10/2025	3,735	3,699
	TotalEnergies Capital International SA 5.15% 4/5/2034	288	298
	Williams Companies, Inc. 4.90% 3/15/2029	17,140	17,333
	Williams Companies, Inc. 5.15% 3/15/2034	3,698	3,716
			181,452

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 0.64%
	Analog Devices, Inc. 1.70% 10/1/2028	USD2,583	$2,346
	Analog Devices, Inc. 5.05% 4/1/2034	3,254	3,358
	Apple, Inc. 1.80% 9/11/2024	2,200	2,198
	Broadcom, Inc. 3.15% 11/15/2025	1,650	1,620
	Broadcom, Inc. 1.95% 2/15/2028[5]	2,935	2,700
	Broadcom, Inc. 5.15% 11/15/2031	13,562	13,859
	Broadcom, Inc. 3.469% 4/15/2034[5]	550	486
	Cisco Systems, Inc. 4.95% 2/26/2031	11,711	12,114
	Cisco Systems, Inc. 5.05% 2/26/2034	19,890	20,614
	Intel Corp. 4.875% 2/10/2026	10,000	9,988
	Intel Corp. 4.875% 2/10/2028	5,313	5,310
	Intuit, Inc. 0.95% 7/15/2025	1,455	1,409
	Intuit, Inc. 1.35% 7/15/2027	1,325	1,226
	Microchip Technology, Inc. 5.05% 3/15/2029	45,800	46,711
	Oracle Corp. 1.65% 3/25/2026	2,540	2,426
	Roper Technologies, Inc. 4.90% 10/15/2034	10,506	10,414
	Salesforce, Inc. 1.50% 7/15/2028	7,650	6,937
	ServiceNow, Inc. 1.40% 9/1/2030	600	510
	Texas Instruments, Inc. 4.60% 2/8/2029	13,902	14,185
	Texas Instruments, Inc. 4.85% 2/8/2034	2,084	2,150
			160,561

Real estate 0.31%
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,077
	American Tower Corp. 1.45% 9/15/2026	3,385	3,177
	Boston Properties, LP 5.75% 1/15/2035	2,448	2,435
	COPT Defense Properties, LP 2.25% 3/15/2026	3,253	3,121
	COPT Defense Properties, LP 2.00% 1/15/2029	445	392
	COPT Defense Properties, LP 2.75% 4/15/2031	1,289	1,106
	Crown Castle, Inc. 5.00% 1/11/2028	10,045	10,139
	Crown Castle, Inc. 5.80% 3/1/2034	450	471
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	400	414
	Equinix, Inc. 2.625% 11/18/2024	2,000	1,987
	Equinix, Inc. 1.25% 7/15/2025	1,850	1,789
	Equinix, Inc. 2.00% 5/15/2028	4,630	4,235
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	253	230
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	228	188
	Kilroy Realty, LP 6.25% 1/15/2036	2,096	2,082
	Prologis, LP 4.875% 6/15/2028	9,286	9,453
	Prologis, LP 5.00% 3/15/2034	305	309
	Prologis, LP 5.00% 1/31/2035	7,480	7,539
	Public Storage Operating Co. (USD-SOFR Index + 0.70%) 6.056% 4/16/2027[3]	12,055	12,109
	Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,430
	Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,762
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,360	1,335
	Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,797
	VICI Properties, LP 4.95% 2/15/2030	600	598
	WEA Finance, LLC 3.75% 9/17/2024[5]	3,790	3,784
			77,959

Materials 0.19%
	Anglo American Capital PLC 5.375% 4/1/2025[5]	10,000	9,993
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	500	506
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	275	282
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,857
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	150	155
	Celanese US Holdings, LLC 6.05% 3/15/2025	812	815
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,000	3,097
	Celanese US Holdings, LLC 6.35% 11/15/2028	774	815
	Celanese US Holdings, LLC 6.33% 7/15/2029	2,500	2,644
	Celanese US Holdings, LLC 6.70% 11/15/2033	231	250
	Dow Chemical Co. (The) 5.15% 2/15/2034	10,146	10,259
	Eastman Chemical Co. 5.625% 2/20/2034	1,391	1,433
	EIDP, Inc. 4.50% 5/15/2026	8,125	8,138
	LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,181

Intermediate Bond Fund of America	31

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LYB International Finance III, LLC 2.25% 10/1/2030	USD1,192	$1,044
	Nutrien, Ltd. 5.90% 11/7/2024	716	716
	Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,141
			48,326
	Total corporate bonds, notes & loans		4,571,565
Asset-backed obligations 14.32%
	522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.584% 10/20/2031[1,3,5]	609	610
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	519	521
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	926	914
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	4,990	5,008
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,5]	3,657	3,726
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	1,909	1,916
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,5]	20,400	20,601
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	12,922	13,049
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	8,989	9,006
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[1,3,5]	13,927	14,040
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[1,3,5]	9,489	9,489
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.809% 1/19/2033[1,3,5]	2,500	2,518
	American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[1,5]	10,033	10,050
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,5]	6,779	6,793
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]	22,584	22,628
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[1,5]	7,059	7,124
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,5]	14,735	14,825
	American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,5]	2,489	2,519
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	10,041	9,951
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	18,419	18,156
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	4,022	3,965
	American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.433% 5/26/2031[1,3,5]	1,168	1,170
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	4,229	4,233
	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[1]	9,937	9,978
	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	7,946	8,056
	Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.477% 7/17/2030[1,3,5]	348	348
	Apidos CLO, Series 2013-15, Class A1RR, (3-month USD CME Term SOFR + 1.272%) 6.554% 4/20/2031[1,3,5]	608	609
	Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.379% 1/20/2033[1,3,5]	9,373	9,380
	Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.042% 1/20/2036[1,3,5]	750	760
	ARES CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.386% 10/17/2030[1,3,5]	4,000	4,014
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,5]	8,537	8,602
	Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,5]	1,197	1,232
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	15,377	15,050
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	16,719	16,109
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	692	671
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	7,683	7,809

32	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	USD26,765	$27,388
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]	16,901	17,201
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,5]	13,000	13,313
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	18,450	19,148
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,5]	5,340	5,591
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	5,598	5,721
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,5]	3,629	3,672
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,5]	15,745	15,864
Bain Capital Credit CLO, Ltd., Series 2020-2, Class CR, (3-month USD CME Term SOFR + 2.412%) 7.691% 7/19/2034[1,3,5]	500	500
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[1,3,5]	20,000	20,027
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.265% 4/25/2036[1,3,5]	1,143	1,155
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[1]	7,806	7,929
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[1]	14,833	15,116
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	5,558	5,495
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	2,806	2,715
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	1,020	1,009
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]	1,838	1,822
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 6.813% 5/17/2031[1,3,5]	1,776	1,777
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.772% 3/13/2037[1,3,5]	2,400	2,410
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.644% 1/20/2031[1,3,5]	383	384
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[1,3,5]	17,759	17,751
Benefit Street Partners CLO, Ltd., Series 2019-19, Class DR, (3-month USD CME Term SOFR + 3.10%) 8.401% 1/15/2033[1,3,5]	3,000	2,977
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.117% 4/30/2031[1,3,5]	800	801
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.482% 7/20/2035[1,3,5]	9,873	9,932
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2035[1,3,5]	2,000	2,006
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]	2,103	2,102
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	3,672	3,736
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,5]	5,463	5,527
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,5]	2,926	2,957
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[1]	2,700	2,704
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	10,753	10,836
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	6,237	6,255
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[1]	8,906	8,950
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[1]	16,000	16,169
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	3,188	3,208

Intermediate Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	USD4,696	$4,760
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	2,892	2,951
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.913% 4/15/2034[1,3,5]	923	925
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,5]	14,201	14,390
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 6.328% 8/14/2030[1,3,5]	113	113
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.547% 4/30/2031[1,3,5]	316	316
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	484	484
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	2,977	2,978
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[1]	10,152	10,203
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	4,322	4,366
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]	8,980	9,163
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[1]	15,788	15,974
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030[1]	2,473	2,491
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	6,275	6,303
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	1,993	2,036
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	3,022	3,095
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.462%) 6.763% 10/15/2034[1,3,5]	250	250
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,5]	9,639	9,672
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	2,268	2,278
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	2,047	2,075
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	95	91
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	1,545	1,575
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	564	581
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	11,515	10,480
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	1,507	1,411
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 8.164% 1/20/2035[1,3,5]	1,100	1,105
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[1,5]	5,726	5,728
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.495% 7/27/2030[1,3,5]	6,232	6,234
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.051% 10/15/2034[1,3,5]	4,000	4,031
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.701% 3/22/2035[1,3,5]	2,000	2,005
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	47,336	45,528
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	6,975	6,226
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	38,170	35,573
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	43,629	43,715
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	11,395	11,423
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[1,5]	11,363	11,401
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[1,5]	10,870	10,914
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[1,5]	8,066	8,111
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,5]	7,207	7,313
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[1,5]	9,314	9,525
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[1,5]	9,042	9,153
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,5]	9,936	10,116
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,5]	2,119	2,163
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,5]	1,303	1,332
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[1]	14,965	15,086
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	2,431	2,478
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	3,283	3,332
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[1]	10,715	10,794
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	7,369	7,485
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	10,093	10,406
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	2,932	2,702
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	6,793	6,255
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	1,790	1,655
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	3,343	3,035
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,5]	3,412	3,110
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,5]	4,556	4,570

34	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	USD11,163	$11,230
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	9,158	9,343
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,5]	11,169	11,279
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.113% 10/15/2029[1,3,5]	400	401
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,5]	141	141
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]	4,591	4,589
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]	1,607	1,608
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,5]	9,182	9,231
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,768	1,784
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,5]	4,845	4,901
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	6,529	6,545
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,5]	1,492	1,512
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,5]	238	243
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	10,366	10,445
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,5]	4,782	4,849
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	17,064	17,102
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	8,561	8,694
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[1,5]	16,000	16,264
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,5]	4,107	4,136
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,5]	1,963	2,007
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,008	6,033
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	4,283	4,321
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	7,615	7,710
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]	511	512
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]	1,335	1,335
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	2,629	2,631
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]	10,000	9,945
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	7,442	7,462
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[1,3,5]	6,264	6,268
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.663% 1/15/2031[1,3,5]	3,164	3,164
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.682% 10/20/2035[1,3,5]	3,000	3,011
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,095	1,912
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,5]	3,601	3,636
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,5]	6,934	6,985
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]	3,730	3,704
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	2,353	2,342
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	9,186	9,243
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,5]	3,045	3,109
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	1,398	1,399
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[1]	8,901	8,904
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	2,351	2,350
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	2,391	2,392
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	7,703	7,714
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	2,926	2,930
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	4,436	4,441
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	4,938	4,951
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[1]	4,299	4,336
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	6,798	6,841
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	458	464
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	8,232	8,264
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	416	429
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	7,369	7,482
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	2,286	2,338
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	7,450	7,602
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	5,680	5,752
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	4,613	4,699
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	7,104	7,155
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	8,022	8,202
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	6,751	6,896
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	19,000	18,283
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]	2,672	2,673
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	3,022	3,044
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	4,486	4,545

Intermediate Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	USD474	$486
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	320	331
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	8,063	8,097
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	1,874	1,890
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	14,819	14,606
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	6,591	6,255
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	8,653	8,769
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	38,713	39,908
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.679% 10/18/2033[1,3,5]	3,938	3,938
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.879% 10/18/2033[1,3,5]	3,000	3,000
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.533% 4/23/2036[1,3,5]	2,000	2,015
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.283% 4/23/2036[1,3,5]	984	993
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.671% 1/15/2030[1,3,5]	3	3
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.533% 10/15/2030[1,3,5]	821	821
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	7,267	6,756
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	997	921
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	6,274	5,695
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	3,958	3,824
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	9,868	9,312
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	11,911	11,148
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	28,422	26,052
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	12,651	11,672
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,5]	12,338	12,376
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]	7,323	7,329
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,5]	2,554	2,564
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,5]	3,870	3,909
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	4,733	4,762
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]	8,340	8,356
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	585	593
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	529	544
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,5]	12,409	12,581
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,5]	2,531	2,585
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]	4,107	4,105
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,803	3,825
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	6,773	6,875
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	2,229	2,253
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]	624	624
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	3,487	3,655
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	13,906	14,600
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,5]	23,090	23,115
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	5,406	5,453
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]	3,743	3,797
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	7,050	7,151
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.404% 8/5/2030[1,3,5]	500	505
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.036% 10/25/2034[1,3,5]	2,000	2,006
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,5]	1,200	1,209
Greatamerica Leasing Receivables Funding, LLC, Series 23-1, Class A3, 5.15% 7/15/2027[1,5]	2,963	2,983
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,5]	7,511	7,615
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.625% 7/28/2031[1,3,5]	2,933	2,936
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.801% 1/15/2035[1,3,5]	882	891

36	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.251% 1/15/2035[1,3,5]	USD1,000	$1,010
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.332% 1/20/2031[1,3,5]	2,834	2,843
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	9,215	9,034
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	14,390	14,209
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]	14,882	15,153
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	7,560	7,891
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	10,534	10,445
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	2,603	2,578
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	51,231	47,932
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,580	1,471
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,5]	10,661	10,823
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]	2,394	2,393
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	6,560	6,575
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]	3,626	3,661
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,5]	453	461
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,5]	5,000	5,031
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,5]	8,316	8,361
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,5]	2,315	2,335
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	5,611	5,682
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	1,023	1,041
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.244% 4/22/2033[1,3,5]	500	501
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.263% 7/14/2031[1,3,5]	500	500
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.479% 4/20/2032[1,3,5]	14,135	14,152
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.779% 4/20/2032[1,3,5]	4,000	4,008
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	9,567	9,693
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	18,334	18,730
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[1,3,5]	11,958	11,966
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.563% 4/15/2031[1,3,5]	1,133	1,133
KKR Financial CLO, Ltd., Series 36, Class C, (3-month USD CME Term SOFR + 2.412%) 7.713% 10/15/2034[1,3,5]	3,000	3,000
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.754% 10/20/2034[1,3,5]	1,000	1,001
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,5]	4,137	4,174
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	2,487	2,487
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	1,503	1,493
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[1,5]	8,490	8,491
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	5,561	5,559
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	2,602	2,607
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	838	839
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	1,759	1,776
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,5]	17,341	17,456
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	3,538	3,572
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	656	665
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,5]	4,948	4,967
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	2,111	2,121
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,5]	5,730	5,804
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	1,508	1,516
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,5]	4,750	4,808
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,5]	543	549
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	3,336	3,358
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,5]	3,507	3,549
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,5]	1,350	1,369
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,5]	3,761	3,834
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	1,040	1,072
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	283	287
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,5]	832	855
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,5]	259	266
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.628% 7/16/2031[1,3,5]	5,163	5,169

Intermediate Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[1,5]	USD9,917	$9,946
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[1,3,5]	22,768	22,791
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.196% 4/25/2032[1,3,5]	800	800
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[1,3,5]	4,618	4,618
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.982% 1/20/2033[1,3,5]	4,285	4,296
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 6.743% 12/18/2030[1,3,5]	484	485
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.895% 7/23/2032[1,3,5]	2,400	2,401
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	7,634	7,777
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]	151	151
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	13,650	13,766
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]	7,429	7,566
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,5]	13,581	13,763
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	8,816	8,945
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	25,605	25,839
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	10,115	10,227
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,5]	1,103	1,115
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.998% 5/20/2034[1,3,5]	2,700	2,712
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	4,668	4,218
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	1,567	1,408
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	12,060	10,836
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	4,752	4,187
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	7,348	6,416
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	24,635	21,846
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	11,034	10,143
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	19,669	18,181
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	22,076	20,467
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	59,186	55,234
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.19% 4/20/2062[1,3,5]	14,910	14,834
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.285% 10/25/2036[1,3,5]	1,000	1,026
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	151,033	138,182
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[1,3,5]	7,448	7,452
NMEF Funding LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,5]	13,848	13,878
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2035[1,3,5]	750	752
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.282% 1/20/2035[1,3,5]	4,000	4,008
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.032% 1/20/2035[1,3,5]	1,250	1,254
OCP CLO, Ltd., Series 2014-6A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 7.186% 10/17/2030[1,3,5]	4,550	4,550
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[1,3,5]	3,629	3,634
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.566% 4/10/2033[1,3,5]	1,954	1,958
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.508% 4/16/2031[1,3,9]	946	947
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,5]	9,829	10,061
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	1,106	1,134
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	4,921	4,790
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	15,384	14,879
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	1,643	1,593
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	166	148
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	1,602	1,430
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.435% 10/25/2036[1,3,5]	757	778

38	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.64% 5/20/2029[1,3,5]	USD6,000	$6,006
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.363% 10/15/2029[1,3,5]	6,909	6,914
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.963% 10/15/2029[1,3,5]	8,556	8,548
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.351% 4/15/2030[1,3,5]	4,914	4,917
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.033% 7/24/2031[1,3,5]	7,835	7,851
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.583% 7/24/2031[1,3,5]	7,111	7,114
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.547% 10/17/2031[1,3,5]	1,199	1,200
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.764% 7/20/2034[1,3,5]	2,500	2,502
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,5]	14,732	14,882
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,5]	2,728	2,794
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	8,182	8,131
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	17,000	17,286
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	5,722	5,784
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[1,5]	12,866	12,906
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[1]	13,053	13,304
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	3,037
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.232% 4/20/2036[1,3,5]	3,000	3,006
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.582% 4/20/2036[1,3,5]	429	430
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.335% 9/15/2039[1,3,5]	2,224	2,229
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,5]	5,592	5,709
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,5]	9,164	9,180
PPM CLO, Ltd., Series 2020-4, Class CR, (3-month USD CME Term SOFR + 2.362%) 7.641% 10/18/2034[1,3,5]	3,250	3,250
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	2,045	2,045
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,5]	3,199	3,222
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,5]	1,712	1,756
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.64% 7/25/2051[1,3,5]	1,579	1,571
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.503% 10/15/2030[1,3,5]	16,208	16,216
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.886% 4/17/2036[1,3,5]	3,000	3,005
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	900	903
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,5]	3,823	3,874
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,5]	7,453	7,479
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 6.624% 4/20/2034[1,3,5]	12,000	12,001
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[1,3,5]	11,038	11,038
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.785% 10/25/2031[1,3,5]	3,690	3,690
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	8,501	8,481
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.734% 10/20/2030[1,3,5]	769	770
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.031% 1/15/2036[1,3,5]	5,000	5,016
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[1,3,5]	5,000	4,999
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[1]	732	732
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	1,029	1,024
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]	1,017	1,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	3,460	3,462
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]	1,891	1,894
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	3,678	3,667
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	2,535	2,537

Intermediate Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	USD4,757	$4,742
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	37,615	37,641
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	7,447	7,465
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	16,810	16,723
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,088
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	8,750	8,739
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	2,480	2,491
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	6,863	6,920
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	4,216	4,277
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,662	5,641
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	9,733	9,738
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[1]	20,569	20,863
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	5,950	5,997
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[1]	10,113	10,130
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	11,396	11,563
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	12,138	12,448
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	3,675	3,746
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	1,325	1,340
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	12,380	12,439
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,196
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[1,5]	6,306	6,312
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	11,935	12,008
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[1,5]	3,438	3,450
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,5]	3,739	3,795
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,5]	2,285	2,304
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,5]	2,158	2,212
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032[1,5]	1,625	1,681
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	2,966	2,971
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	8,246	8,338
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	4,131	4,226
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.904% 11/15/2052[1,3,5]	3,631	3,672
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	5,673	5,115
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,053	5,522
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.643% 4/15/2030[1,3,5]	3,341	3,342
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.524% 10/20/2030[1,3,5]	2,728	2,731
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 4/18/2031[1,3,5]	317	317
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.791% 4/18/2031[1,3,5]	800	800
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.813% 7/15/2034[1,3,5]	1,600	1,600
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,5]	4,919	4,969
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	8,331	7,934
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	8,004	7,719
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	2,124	2,010
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	710	670
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	16,272	15,561
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,3,5]	19,000	19,001
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.073% 4/20/2036[1,3,5]	2,666	2,673
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.782% 10/20/2036[1,3,5]	2,000	2,071
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.782% 1/20/2037[1,3,5]	1,500	1,533
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 6.627% 1/17/2032[1,3,5]	483	484
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.585% 4/25/2034[1,3,5]	4,000	4,014
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.376% 10/25/2029[1,3,5]	1,330	1,331

40	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	USD20,672	$21,013
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	5,977	6,130
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[1]	17,555	17,846
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	3,956	3,682
TCW CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.762%) 7.857% 8/16/2034[1,3,5]	1,000	1,000
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 9.027% 8/16/2034[1,3,5]	1,500	1,474
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.944% 4/20/2034[1,3,5]	750	751
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.787% 1/17/2030[1,3,5]	348	348
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	2,964	2,754
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,5]	2,464	2,290
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,5]	5,188	4,692
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	22,295	20,455
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[1,5]	14,656	14,814
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]	26,891	26,175
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]	5,888	5,881
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	7,505	7,568
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	10,269	10,337
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88% 3/15/2029[1]	2,980	3,018
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]	5,269	5,343
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,5]	1,498	1,498
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.985% 1/25/2036[1,3,5]	14,000	14,036
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[1,3,5]	12,787	12,786
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.655% 4/25/2033[1,3,5]	2,645	2,648
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.746% 1/25/2035[1,3,5]	2,000	1,997
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.472% 7/20/2036[1,3,5]	1,000	1,035
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	20,385	18,731
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,505	3,292
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	4,392	3,951
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,5]	4,701	4,707
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2034[1,3,5]	15,500	15,510
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,5]	4,294	4,378
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	7,000	6,997
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	17,354	17,334
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,486	7,520
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]	8,444	8,360
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]	14,481	14,460
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[1]	20,000	20,528
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	13,818	14,008
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,5]	5,212	5,317
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[1,5]	9,674	9,960
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 6.664% 7/20/2032[1,3,5]	2,800	2,803
Vibrant CLO, Ltd., Series 2021-12, Class A2AR, (3-month USD CME Term SOFR + 1.90%) 7.182% 4/20/2034[1,3,5]	5,000	5,009
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[1,3,5]	11,951	11,957
Voya, Ltd., CLO, Series 2020-2, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.641% 7/19/2034[1,3,5]	665	665
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,5]	4,894	4,904
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,5]	440	444
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.697% 1/17/2031[1,3,5]	1,109	1,109
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]	2,048	2,049
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]	3,432	3,431

Intermediate Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	USD3,048	$3,048
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	10,000	10,029
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[1,5]	7,924	7,939
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,5]	4,589	4,619
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	12,500	12,590
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,5]	8,245	8,300
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	16,800	16,845
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]	2,978	2,976
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	3,188	3,195
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,5]	1,721	1,738
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	2,883	2,906
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	4,761	4,819
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,312	2,349
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,5]	5,770	5,830
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,287	1,321
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,5]	2,127	2,165
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,5]	2,146	2,167
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]	16,043	16,062
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.213% 7/15/2030[1,3,5]	250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.541% 10/18/2030[1,3,5]	749	749
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[1,3,5]	11,755	11,754
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.079% 10/20/2030[1,3,5]	3,000	3,006
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 7.844% 10/22/2031[1,3,5]	250	250
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.785% 4/25/2036[1,3,5]	1,750	1,756
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.785% 4/25/2036[1,3,5]	1,000	1,011
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,5]	6,516	6,529
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,5]	718	721
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	6,414	6,457
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,630	8,825
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	30,868	30,934
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	1,289	1,291
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]	19,123	19,199
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[1]	3,935	3,974
		3,586,653
Bonds & notes of governments & government agencies outside the U.S. 1.88%
Alberta (Province of) 1.875% 11/13/2024	10,000	9,930
Asian Development Bank 4.125% 9/27/2024	23,876	23,856
Asian Development Bank 1.50% 10/18/2024	9,821	9,775
Asian Development Bank 2.50% 11/2/2027	2,787	2,679
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]	10,000	9,905
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]	10,000	9,587
Chile (Republic of) 4.85% 1/22/2029	6,885	7,000
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,282
CPPIB Capital, Inc. 0.50% 9/16/2024[5]	6,052	6,041
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.33% 3/11/2026[3,5]	9,893	10,024
CPPIB Capital, Inc. 0.875% 9/9/2026[5]	12,181	11,427
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]	22,926	22,585
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]	6,158	5,790
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]	2,296	1,965
European Investment Bank 0.75% 10/26/2026	10,357	9,682
European Investment Bank 4.00% 2/15/2029	6,351	6,407
Inter-American Development Bank 0.50% 9/23/2024	10,000	9,973
Inter-American Development Bank 1.75% 3/14/2025	1,704	1,677
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,459
Inter-American Development Bank 1.125% 7/20/2028	1	1

42	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	International Bank for Reconstruction and Development 1.625% 1/15/2025	USD3	$3
	International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	14,615
	International Development Assn. 0.375% 9/23/2025[5]	20,000	19,182
	Italy (Republic of) 2.375% 10/17/2024	27,000	26,900
	Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,469
	Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,553
	Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,290
	Kommunalbanken 0.50% 10/21/2024[5]	6,638	6,601
	Kommunalbanken 0.375% 9/11/2025[5]	25,000	24,005
	OMERS Finance Trust 3.50% 4/19/2032[5]	2,494	2,366
	Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]	23,131	21,660
	Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]	31,138	30,298
	Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]	5,070	4,437
	Poland (Republic of) 3.25% 4/6/2026	472	465
	Portuguese Republic 5.125% 10/15/2024	24,000	23,990
	PSP Capital, Inc. 1.625% 10/26/2028[5]	12,052	10,992
	Quebec Canada (Province of) 0.60% 7/23/2025	29,200	28,215
	Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,310
	Sweden (Kingdom of) 4.375% 1/30/2026[5]	6,020	6,033
	Swedish Export Credit Corp. 3.625% 9/3/2024	22,643	22,643
	United Mexican States 6.00% 5/7/2036	10,000	10,097
			471,169
Federal agency bonds & notes 0.17%
	Fannie Mae 0.875% 8/5/2030[7]	21,412	18,067
	Federal Farm Credit Banks 1.75% 2/14/2025	17,842	17,594
	Federal Farm Credit Banks 1.60% 7/13/2033	1,463	1,178
	Tennessee Valley Authority 3.875% 3/15/2028	6,518	6,530
			43,369
Municipals 0.17%
California 0.04%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	11,085	10,252

Florida 0.07%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	11,385	11,064
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,520
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,357
			17,941

New York 0.06%
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,159
	Total municipals		42,352
	Total bonds, notes & other debt instruments (cost: $23,737,803,000)		23,689,345
Preferred securities 0.01%		Shares
Financials 0.01%
	CoBank, ACB, Class E, 0% noncumulative preferred shares[3,5]	4,000	3,240
	Total preferred securities (cost: $3,985,000)		3,240
Short-term securities 12.03%
Money market investments 11.70%
	Capital Group Central Cash Fund 5.30%[10,11]	29,298,995	2,930,778

Intermediate Bond Fund of America	43

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 0.33%
U.S. Treasury 4/17/2025	4.864%	USD85,000	$82,663
Total short-term securities (cost: $3,012,187,000)			3,013,441
Options purchased (equity style) 0.01%
Options purchased (equity style)*			3,313
Total options purchased (equity style) (cost: $2,548,000)			3,313
Total investment securities 106.61% (cost: $26,756,523,000)			26,709,339
Total options written† 0.00% (premium received: $956,000)			(740)
Other assets less liabilities (6.61)%			(1,656,069)
Net assets 100.00%			$25,052,530
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	253	12/13/2024	USD96.50	USD63,250	$305
3 Month SOFR Futures Option	658	12/13/2024	97.50	164,500	29
3 Month SOFR Futures Option	3,558	6/13/2025	97.00	889,500	2,357
3 Month SOFR Futures Option	759	6/13/2025	98.00	189,750	185
					$2,876
Put
3 Month SOFR Futures Option	15,967	11/15/2024	USD95.00	USD3,991,750	$100
3 Month SOFR Futures Option	1,316	12/13/2024	94.37	329,000	8
3 Month SOFR Futures Option	658	12/13/2024	95.75	164,500	329
					$437
					$3,313
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	658	12/13/2024	USD95.75	USD164,500	$(321)
3 Month SOFR Futures Option	253	12/13/2024	96.50	63,250	(319)
					$(640)
Put
3 Month SOFR Futures Option	15,967	11/15/2024	USD94.88	USD3,991,750	$(100)
					$(740)

44	Intermediate Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
30 Day Federal Funds Futures	Long	6,097	9/3/2024	USD2,405,205	$(772)
3 Month SOFR Futures	Long	1,927	9/18/2024	455,868	(196)
3 Month SOFR Futures	Long	601	3/19/2025	143,857	89
3 Month SOFR Futures	Short	75	9/17/2025	(18,103)	7
2 Year U.S. Treasury Note Futures	Long	58,560	1/6/2025	12,153,945	(9,876)
5 Year U.S. Treasury Note Futures	Long	60,760	12/31/2024	6,647,049	(16,631)
10 Year U.S. Treasury Note Futures	Long	1,065	12/31/2024	120,944	(564)
10 Year Ultra U.S. Treasury Note Futures	Short	8,970	12/31/2024	(1,053,415)	7,431
20 Year U.S. Treasury Bond Futures	Short	12,146	12/31/2024	(1,495,476)	17,585
30 Year Ultra U.S. Treasury Bond Futures	Long	1,279	12/31/2024	168,748	(2,368)
					$(5,295)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.664%	Annual	8/31/2025	USD25,000	$(83)	$—	$(83)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,000	232	—	232
SOFR	Annual	4.63358%	Annual	10/31/2025	9,600	(56)	—	(56)
4.28066%	Annual	SOFR	Annual	3/31/2026	84,600	486	—	486
4.26959%	Annual	SOFR	Annual	3/31/2026	82,000	457	—	457
4.8755%	Annual	SOFR	Annual	4/18/2026	160,000	2,472	—	2,472
4.659%	Annual	SOFR	Annual	5/17/2026	77,200	1,018	—	1,018
SOFR	Annual	4.5265%	Annual	6/18/2026	41,200	(502)	—	(502)
SOFR	Annual	4.528%	Annual	6/18/2026	41,300	(504)	—	(504)
SOFR	Annual	4.5335%	Annual	6/18/2026	82,500	(1,015)	—	(1,015)
SOFR	Annual	3.914%	Annual	6/30/2026	118,000	(249)	—	(249)
3.624%	Annual	SOFR	Annual	2/20/2028	87,000	780	—	780
3.616%	Annual	SOFR	Annual	2/20/2028	41,900	370	—	370
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(418)	—	(418)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	325	—	325
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	(1,061)	—	(1,061)
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	(876)	—	(876)
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	(542)	—	(542)
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	(296)	—	(296)
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	3,722	—	3,722
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	399	—	399
SOFR	Annual	3.6815%	Annual	2/20/2054	5,400	(286)	—	(286)
SOFR	Annual	3.6765%	Annual	2/20/2054	7,056	(367)	—	(367)
SOFR	Annual	3.7205%	Annual	2/21/2054	4,544	(274)	—	(274)
						$3,732	$—	$3,732
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD166,152	$(3,687)	$(3,686)	$(1)

Intermediate Bond Fund of America	45

Investments in affiliates11

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 11.70%
Money market investments 11.70%
Capital Group Central Cash Fund 5.30% [10]	$3,620,380	$8,893,052	$9,583,711	$398	$659	$2,930,778	$176,255
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.508% 4/16/2031[1,3]	10/28/2022	$931	$947	.00%[12]

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,406,519,000, which represented 21.58% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $149,618,000, which represented .60% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $947,000, which represented less than .01% of the net assets of the fund.

[10]	Rate represents the seven-day yield at 8/31/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

Fin. = Finance
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

46	Intermediate Bond Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $23,826,709)	$23,778,561
Affiliated issuers (cost: $2,929,814)	2,930,778	$26,709,339
Cash		461
Receivables for:
Sales of investments	2,466,730
Sales of fund’s shares	27,422
Dividends and interest	150,580
Variation margin on futures contracts	11,919
Variation margin on centrally cleared swap contracts	2,096	2,658,747
		29,368,547
Liabilities:
Options written, at value (premium received: $956)		740
Payables for:
Purchases of investments	4,263,576
Repurchases of fund’s shares	18,217
Dividends on fund’s shares	1,048
Investment advisory services	4,656
Services provided by related parties	2,517
Trustees’ deferred compensation	518
Variation margin on futures contracts	24,067
Variation margin on centrally cleared swap contracts	622
Other	56	4,315,277
Net assets at August 31, 2024		$25,052,530
Net assets consist of:
Capital paid in on shares of beneficial interest		$27,331,566
Total distributable earnings (accumulated loss)		(2,279,036)
Net assets at August 31, 2024		$25,052,530

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,979,582 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$8,724,817	689,359	$12.66
Class C	28,343	2,244	12.63
Class T	9	1	12.65
Class F-1	101,804	8,043	12.66
Class F-2	2,239,129	176,920	12.66
Class F-3	1,560,408	123,339	12.65
Class 529-A	386,212	30,515	12.66
Class 529-C	5,589	443	12.62
Class 529-E	11,306	893	12.66
Class 529-T	11	1	12.65
Class 529-F-1	10	1	12.65
Class 529-F-2	111,629	8,818	12.66
Class 529-F-3	10	1	12.66
Class R-1	4,498	356	12.63
Class R-2	70,768	5,603	12.63
Class R-2E	7,360	582	12.64
Class R-3	110,990	8,770	12.66
Class R-4	94,558	7,471	12.66
Class R-5E	15,972	1,262	12.66
Class R-5	24,916	1,968	12.66
Class R-6	11,554,191	912,992	12.66

Refer to the notes to financial statements.

Intermediate Bond Fund of America	47

Financial statements (continued)
Statement of operations for the year ended August 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$953,236
Dividends (includes $176,255 from affiliates)	176,530	$1,129,766
Fees and expenses*:
Investment advisory services	58,130
Distribution services	27,923
Transfer agent services	13,564
Administrative services	7,171
529 plan services	290
Reports to shareholders	661
Registration statement and prospectus	584
Trustees’ compensation	181
Auditing and legal	365
Custodian	120
Other	41
Total fees and expenses before waiver	109,030
Less waiver of fees and expenses:
Investment advisory services waiver	7,858
Total fees and expenses after waiver		101,172
Net investment income		1,028,594
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(161,026)
Affiliated issuers	398
Options written	2,475
Futures contracts	142,690
Swap contracts	(43,102)	(58,565)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	771,049
Affiliated issuers	659
Options written	216
Futures contracts	(54,165)
Swap contracts	8,069	725,828
Net realized gain (loss) and unrealized appreciation (depreciation)		667,263
Net increase (decrease) in net assets resulting from operations		$1,695,857
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

48	Intermediate Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2024	2023

Operations:
Net investment income	$1,028,594	$762,513
Net realized gain (loss)	(58,565)	(1,343,994)
Net unrealized appreciation (depreciation)	725,828	388,275
Net increase (decrease) in net assets resulting from operations	1,695,857	(193,206)
Distributions paid or accrued to shareholders	(987,616)	(747,916)
Net capital share transactions	843,562	(1,956,734)
Total increase (decrease) in net assets	1,551,803	(2,897,856)
Net assets:
Beginning of year	23,500,727	26,398,583
End of year	$25,052,530	$23,500,727
Refer to the notes to financial statements.

Intermediate Bond Fund of America	49

Notes to financial statements
1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

50	Intermediate Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

Intermediate Bond Fund of America	51

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,206,548	$—	$10,206,548
U.S. Treasury bonds & notes	—	4,767,689	—	4,767,689
Corporate bonds, notes & loans	—	4,571,565	—	4,571,565
Asset-backed obligations	—	3,586,653	—	3,586,653
Bonds & notes of governments & government agencies outside the U.S.	—	471,169	—	471,169
Federal agency bonds & notes	—	43,369	—	43,369
Municipals	—	42,352	—	42,352
Preferred securities	—	3,240	—	3,240
Short-term securities	2,930,778	82,663	—	3,013,441
Options purchased on futures (equity style)	3,313	—	—	3,313
Total	$2,934,091	$23,775,248	$—	$26,709,339

52	Intermediate Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,112	$—	$—	$25,112
Unrealized appreciation on centrally cleared interest rate swaps	—	10,261	—	10,261
Liabilities:
Value of options written	(740)	—	—	(740)
Unrealized depreciation on futures contracts	(30,407)	—	—	(30,407)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,529)	—	(6,529)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$(6,035)	$3,731	$—	$(2,304)
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Intermediate Bond Fund of America	53

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

54	Intermediate Bond Fund of America

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Intermediate Bond Fund of America	55

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,809,496,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $21,424,040,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

56	Intermediate Bond Fund of America

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $4,116,113,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $206,587,000.

Intermediate Bond Fund of America	57

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$3,313	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	740
Futures	Interest	Unrealized appreciation*	25,112	Unrealized depreciation*	30,407
Swap (centrally cleared)	Interest	Unrealized appreciation*	10,261	Unrealized depreciation*	6,529
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1
			$38,686		$37,677

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2,518)	Net unrealized appreciation (depreciation) on investments	$765
Options written (equity style)	Interest	Net realized gain (loss) on options written	2,475	Net unrealized appreciation (depreciation) on options written	216
Futures	Interest	Net realized gain (loss) on futures contracts	142,690	Net unrealized appreciation (depreciation) on futures contracts	(54,165)
Swap	Interest	Net realized gain (loss) on swap contracts	(36,354)	Net unrealized appreciation (depreciation) on swap contracts	4,351
Swap	Credit	Net realized gain (loss) on swap contracts	(6,748)	Net unrealized appreciation (depreciation) on swap contracts	3,718
			$99,545		$(45,115)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

58	Intermediate Bond Fund of America

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2024, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$61,565
Capital loss carryforward*	(2,286,926)
Gross unrealized appreciation on investments	287,448
Gross unrealized depreciation on investments	(336,128)
Net unrealized appreciation (depreciation) on investments	(48,680)
Cost of investments	26,759,402
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2024	2023
Class A	$332,654	$252,508
Class C	933	687
Class T	— †	— †
Class F-1	4,098	3,676
Class F-2	92,175	72,897
Class F-3	64,252	46,646
Class 529-A	14,971	11,396
Class 529-C	168	107
Class 529-E	422	319
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	4,600	3,224
Class 529-F-3	— †	— †
Class R-1	134	91
Class R-2	2,261	1,576
Class R-2E	251	181
Class R-3	4,037	2,941
Class R-4	3,750	2,915
Class R-5E	594	364
Class R-5	1,042	854
Class R-6	461,274	347,534
Total	$987,616	$747,916
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

Intermediate Bond Fund of America	59

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2024, CRMC waived investment advisory services fees of $7,858,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $58,130,000, which were equivalent to an annualized rate of 0.243% of average daily net assets, were reduced to $50,272,000, which were equivalent to an annualized rate of 0.210% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

60	Intermediate Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2024, the 529 plan services fees were $290,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.
For the year ended August 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$24,959	$9,859	$2,562	Not applicable
Class C	293	34	9	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	261	188	32	Not applicable
Class F-2	Not applicable	2,437	660	Not applicable
Class F-3	Not applicable	6	448	Not applicable
Class 529-A	909	425	115	$218
Class 529-C	52	6	2	3
Class 529-E	56	4	3	7
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	47	33	62
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	41	3	1	Not applicable
Class R-2	521	217	21	Not applicable
Class R-2E	43	13	2	Not applicable
Class R-3	551	156	33	Not applicable
Class R-4	237	90	28	Not applicable
Class R-5E	Not applicable	22	4	Not applicable
Class R-5	Not applicable	13	7	Not applicable
Class R-6	Not applicable	44	3,211	Not applicable

Total class-specific expenses	$27,923	$13,564	$7,171	$290
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $181,000 in the fund’s statement of operations reflects $111,000 in current fees (either paid in cash or deferred) and a net increase of $70,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Intermediate Bond Fund of America	61

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$1,482,258	119,819	$329,798	26,681	$(2,008,874)	(162,713)	$(196,818)	(16,213)
Class C	8,303	672	924	75	(13,356)	(1,085)	(4,129)	(338)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,826	1,283	3,956	320	(35,306)	(2,859)	(15,524)	(1,256)
Class F-2	647,922	52,478	89,709	7,258	(839,387)	(68,119)	(101,756)	(8,383)
Class F-3	469,600	38,020	64,118	5,189	(487,783)	(39,540)	45,935	3,669
Class 529-A	69,201	5,591	14,915	1,207	(100,228)	(8,094)	(16,112)	(1,296)
Class 529-C	3,176	257	167	14	(2,799)	(226)	544	45
Class 529-E	1,830	148	421	34	(2,865)	(231)	(614)	(49)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,141	2,842	4,561	368	(34,562)	(2,790)	5,140	420
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	874	71	134	11	(977)	(80)	31	2
Class R-2	15,268	1,238	2,234	181	(21,407)	(1,742)	(3,905)	(323)
Class R-2E	1,893	154	250	20	(2,034)	(165)	109	9
Class R-3	23,419	1,894	3,999	324	(31,826)	(2,571)	(4,408)	(353)
Class R-4	21,070	1,702	3,725	301	(30,768)	(2,488)	(5,973)	(485)
Class R-5E	5,323	431	591	48	(3,347)	(272)	2,567	207
Class R-5	4,542	366	1,038	84	(5,875)	(475)	(295)	(25)
Class R-6	1,602,845	129,173	459,025	37,127	(923,100)	(74,401)	1,138,770	91,899
Total net increase (decrease)	$4,408,491	356,139	$979,565	79,242	$(4,544,494)	(367,851)	$843,562	67,530
Refer to the end of the table for footnotes.

62	Intermediate Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2023
Class A	$1,235,912	99,150	$250,341	20,111	$(2,033,621)	(163,259)	$(547,368)	(43,998)
Class C	10,778	865	680	55	(16,043)	(1,288)	(4,585)	(368)
Class T	—	—	—	—	—	—	—	—
Class F-1	36,329	2,915	3,558	286	(55,400)	(4,455)	(15,513)	(1,254)
Class F-2	873,072	70,062	70,230	5,643	(1,802,488)	(145,585)	(859,186)	(69,880)
Class F-3	587,744	47,203	46,568	3,743	(507,489)	(40,731)	126,823	10,215
Class 529-A	61,582	4,940	11,364	913	(105,673)	(8,493)	(32,727)	(2,640)
Class 529-C	2,190	176	106	8	(2,860)	(230)	(564)	(46)
Class 529-E	1,986	159	317	26	(3,818)	(307)	(1,515)	(122)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	22,929	1,842	3,206	258	(27,695)	(2,230)	(1,560)	(130)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	911	73	91	7	(712)	(57)	290	23
Class R-2	17,799	1,431	1,563	126	(21,741)	(1,752)	(2,379)	(195)
Class R-2E	2,017	162	180	14	(2,102)	(170)	95	6
Class R-3	23,604	1,894	2,906	233	(33,063)	(2,652)	(6,553)	(525)
Class R-4	18,176	1,457	2,896	233	(35,859)	(2,876)	(14,787)	(1,186)
Class R-5E	4,610	368	362	29	(2,235)	(180)	2,737	217
Class R-5	4,785	382	851	68	(8,821)	(709)	(3,185)	(259)
Class R-6	1,338,697	107,272	345,970	27,791	(2,281,424)	(183,552)	(596,757)	(48,489)
Total net increase (decrease)	$4,243,121	340,351	$741,189	59,544	$(6,941,044)	(558,526)	$(1,956,734)	(158,631)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $74,944,840,000 and $75,131,044,000, respectively, during the year ended August 31, 2024.

Intermediate Bond Fund of America	63

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2024	$12.29	$.50	$.35	$.85	$(.48 )	$—	$(.48 )	$12.66	7.09%	$8,725	.69%	.66%	4.07%
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.86 )	8,673.63		.62	2.86
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	9,557.62		.62	1.66
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	10,608.61		.61	.80
8/31/2020	13.62	.19	.73	.92	(.20 )	(.12 )	(.32 )	14.22	6.89	9,521.63		.63	1.41
Class C:
8/31/2024	12.27	.41	.34	.75	(.39 )	—	(.39 )	12.63	6.26	28	1.39	1.36	3.36
8/31/2023	12.73	.26	(.46 )	(.20 )	(.26 )	—	(.26 )	12.27	(1.59)	32	1.36	1.35	2.10
8/31/2022	13.84	.12	(1.09)	(.97 )	(.14 )	—	(.14 )	12.73	(7.04)	37	1.32	1.32	.91
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.34 )	50	1.30	1.30	.11
8/31/2020	13.62	.10	.72	.82	(.11 )	(.12 )	(.23 )	14.21	6.07	47	1.33	1.33	.72
Class T:
8/31/2024	12.29	.54	.34	.88	(.52 )	—	(.52 )	12.65	7.32 [5]	— [6]	.39 [5]	.36 [5]	4.36 [5]
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )[5]	— [6]	.34 [5]	.33 [5]	3.16 [5]
8/31/2022	13.85	.26	(1.10)	(.84 )	(.26 )	—	(.26 )	12.75	(6.09)[5]	— [6]	.31 [5]	.31 [5]	1.98 [5]
8/31/2021	14.21	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.85	.62 [5]	— [6]	.32 [5]	.32 [5]	1.09 [5]
8/31/2020	13.62	.24	.71	.95	(.24 )	(.12 )	(.36 )	14.21	7.12 [5]	— [6]	.34 [5]	.34 [5]	1.71 [5]
Class F-1:
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.08	102.71		.67	4.05
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	114.66		.65	2.82
8/31/2022	13.86	.21	(1.10)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	134.62		.62	1.60
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	186.60		.60	.78
8/31/2020	13.63	.19	.72	.91	(.20 )	(.12 )	(.32 )	14.22	6.81	222.63		.63	1.38
Class F-2:
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.41	2,239.39		.36	4.37
8/31/2023	12.75	.38	(.46 )	(.08 )	(.38 )	—	(.38 )	12.29	(.61 )	2,278.37		.36	3.06
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.18)	3,253.34		.34	1.95
8/31/2021	14.22	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.86	.63	3,388.32		.32	1.10
8/31/2020	13.62	.23	.73	.96	(.24 )	(.12 )	(.36 )	14.22	7.18	2,613.36		.36	1.66
Class F-3:
8/31/2024	12.29	.55	.34	.89	(.53 )	—	(.53 )	12.65	7.45	1,560.28		.25	4.48
8/31/2023	12.74	.41	(.46 )	(.05 )	(.40 )	—	(.40 )	12.29	(.41 )	1,470.26		.25	3.26
8/31/2022	13.85	.28	(1.12)	(.84 )	(.27 )	—	(.27 )	12.74	(6.08)	1,395.23		.23	2.10
8/31/2021	14.21	.17	(.07 )	.10	(.17 )	(.29 )	(.46 )	13.85	.74	1,316.21		.21	1.21
8/31/2020	13.62	.24	.73	.97	(.26 )	(.12 )	(.38 )	14.21	7.23	929.24		.24	1.76
Class 529-A:
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.10	386.69		.65	4.07
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	391.66		.65	2.83
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.44)	439.61		.61	1.65
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	529.60		.60	.81
8/31/2020	13.62	.19	.73	.92	(.20 )	(.12 )	(.32 )	14.22	6.88	524.64		.64	1.40
Refer to the end of the table for footnotes.

64	Intermediate Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2024	$12.26	$.41	$.34	$.75	$(.39 )	$—	$(.39 )	$12.62	6.23%	$6	1.43%	1.40%	3.33%
8/31/2023	12.72	.26	(.47 )	(.21 )	(.25 )	—	(.25 )	12.26	(1.65)	5	1.42	1.41	2.06
8/31/2022	13.83	.12	(1.10)	(.98 )	(.13 )	—	(.13 )	12.72	(7.08)	6	1.37	1.37	.87
8/31/2021	14.21	.01	(.07 )	(.06 )	(.03 )	(.29 )	(.32 )	13.83	(.42 )	8	1.33	1.33	.07
8/31/2020	13.62	.10	.71	.81	(.10 )	(.12 )	(.22 )	14.21	6.04	8	1.37	1.37	.74
Class 529-E:
8/31/2024	12.29	.48	.35	.83	(.46 )	—	(.46 )	12.66	6.91	11.86		.83	3.89
8/31/2023	12.75	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.08)	12.84		.84	2.63
8/31/2022	13.86	.19	(1.10)	(.91 )	(.20 )	—	(.20 )	12.75	(6.62)	14.81		.81	1.44
8/31/2021	14.22	.09	(.07 )	.02	(.09 )	(.29 )	(.38 )	13.86	.15	18.79		.79	.61
8/31/2020	13.62	.17	.73	.90	(.18 )	(.12 )	(.30 )	14.22	6.69	19.82		.82	1.22
Class 529-T:
8/31/2024	12.29	.53	.34	.87	(.51 )	—	(.51 )	12.65	7.26 [5]	— [6]	.46 [5]	.42 [5]	4.30 [5]
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )[5]	— [6]	.41 [5]	.40 [5]	3.10 [5]
8/31/2022	13.85	.25	(1.10)	(.85 )	(.25 )	—	(.25 )	12.75	(6.16)[5]	— [6]	.39 [5]	.39 [5]	1.91 [5]
8/31/2021	14.21	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.85	.51 [5]	— [6]	.37 [5]	.37 [5]	1.04 [5]
8/31/2020	13.62	.23	.71	.94	(.23 )	(.12 )	(.35 )	14.21	7.13 [5]	— [6]	.40 [5]	.40 [5]	1.65 [5]
Class 529-F-1:
8/31/2024	12.29	.52	.34	.86	(.50 )	—	(.50 )	12.65	7.20 [5]	— [6]	.51 [5]	.48 [5]	4.24 [5]
8/31/2023	12.75	.38	(.47 )	(.09 )	(.37 )	—	(.37 )	12.29	(.71 )[5]	— [6]	.49 [5]	.48 [5]	3.02 [5]
8/31/2022	13.86	.25	(1.11)	(.86 )	(.25 )	—	(.25 )	12.75	(6.26)[5]	— [6]	.43 [5]	.43 [5]	1.86 [5]
8/31/2021	14.22	.14	(.06 )	.08	(.15 )	(.29 )	(.44 )	13.86	.54 [5]	— [6]	.36 [5]	.36 [5]	.98 [5]
8/31/2020	13.62	.23	.72	.95	(.23 )	(.12 )	(.35 )	14.22	7.14	121.40		.40	1.65
Class 529-F-2:
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.42	112.38		.35	4.38
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )	103.34		.33	3.17
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.17)	109.32		.32	1.96
8/31/2021[7,8]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.64 [9]	120	.33 [10]	.33 [10]	1.09 [10]
Class 529-F-3:
8/31/2024	12.29	.55	.34	.89	(.52 )	—	(.52 )	12.66	7.47	— [6]	.34	.31	4.42
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.55 )	— [6]	.33	.32	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	— [6]	.28	.28	2.01
8/31/2021[7,8]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.67 [9]	— [6]	.36 [10]	.29 [10]	1.14 [10]
Class R-1:
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.31	5	1.35	1.32	3.41
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.48)	4	1.33	1.32	2.19
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	4	1.30	1.30	.96
8/31/2021	14.21	.01	(.06 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.35 )	5	1.31	1.31	.08
8/31/2020	13.62	.09	.72	.81	(.10 )	(.12 )	(.22 )	14.21	6.04	6	1.37	1.37	.67
Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	65

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2024	$12.27	$.42	$.34	$.76	$(.40 )	$—	$(.40 )	$12.63	6.32%	$71	1.34%	1.31%	3.42%
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.47)	73	1.32	1.31	2.17
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	78	1.30	1.30	.97
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.33 )	96	1.29	1.29	.12
8/31/2020	13.62	.10	.72	.82	(.11 )	(.12 )	(.23 )	14.21	6.08	103	1.32	1.32	.73
Class R-2E:
8/31/2024	12.27	.46	.34	.80	(.43 )	—	(.43 )	12.64	6.61	7	1.07	1.04	3.69
8/31/2023	12.73	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	12.27	(1.20)	7	1.05	1.04	2.48
8/31/2022	13.84	.17	(1.11)	(.94 )	(.17 )	—	(.17 )	12.73	(6.82)	7	1.03	1.03	1.27
8/31/2021	14.20	.05	(.06 )	(.01 )	(.06 )	(.29 )	(.35 )	13.84	(.07 )	8	1.02	1.02	.38
8/31/2020	13.61	.14	.71	.85	(.14 )	(.12 )	(.26 )	14.20	6.37	8	1.06	1.06	1.00
Class R-3:
8/31/2024	12.29	.47	.35	.82	(.45 )	—	(.45 )	12.66	6.85	111.92		.89	3.83
8/31/2023	12.75	.32	(.46 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.13)	112.90		.89	2.59
8/31/2022	13.86	.19	(1.11)	(.92 )	(.19 )	—	(.19 )	12.75	(6.68)	123.87		.87	1.39
8/31/2021	14.22	.08	(.07 )	.01	(.08 )	(.29 )	(.37 )	13.86	.09	148.86		.86	.55
8/31/2020	13.62	.16	.73	.89	(.17 )	(.12 )	(.29 )	14.22	6.62	154.89		.89	1.16
Class R-4:
8/31/2024	12.29	.51	.35	.86	(.49 )	—	(.49 )	12.66	7.16	95.63		.59	4.13
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.83 )	98.60		.59	2.86
8/31/2022	13.86	.23	(1.11)	(.88 )	(.23 )	—	(.23 )	12.75	(6.40)	117.57		.57	1.69
8/31/2021	14.22	.12	(.07 )	.05	(.12 )	(.29 )	(.41 )	13.86	.39	139.56		.56	.85
8/31/2020	13.63	.20	.72	.92	(.21 )	(.12 )	(.33 )	14.22	6.86	146.58		.58	1.47
Class R-5E:
8/31/2024	12.29	.54	.34	.88	(.51 )	—	(.51 )	12.66	7.37	16.43		.40	4.33
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )	13.41		.40	3.16
8/31/2022	13.86	.26	(1.12)	(.86 )	(.25 )	—	(.25 )	12.75	(6.22)	11.38		.38	1.92
8/31/2021	14.22	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.86	.58	11.36		.36	1.06
8/31/2020	13.62	.22	.74	.96	(.24 )	(.12 )	(.36 )	14.22	7.15	8.38		.38	1.62
Class R-5:
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.47	25.33		.30	4.43
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.54 )	24.31		.30	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	29.27		.27	1.99
8/31/2021	14.22	.16	(.06 )	.10	(.17 )	(.29 )	(.46 )	13.86	.68	34.26		.26	1.14
8/31/2020	13.63	.24	.72	.96	(.25 )	(.12 )	(.37 )	14.22	7.18	39.28		.28	1.76
Class R-6:
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.53	11,554.28		.25	4.48
8/31/2023	12.75	.40	(.46 )	(.06 )	(.40 )	—	(.40 )	12.29	(.49 )	10,092.25		.25	3.24
8/31/2022	13.85	.27	(1.10)	(.83 )	(.27 )	—	(.27 )	12.75	(6.01)	11,086.22		.22	2.02
8/31/2021	14.22	.17	(.08 )	.09	(.17 )	(.29 )	(.46 )	13.85	.67	15,032.21		.21	1.21
8/31/2020	13.62	.25	.73	.98	(.26 )	(.12 )	(.38 )	14.22	7.32	12,484.23		.23	1.80

Portfolio turnover rate for all share classes[11,12]	Year ended August 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	84%	125%	73%	85%	98%
Including mortgage dollar roll transactions	360%	454%	263%	434%	452%
Refer to the end of the table for footnotes.

66	Intermediate Bond Fund of America

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Intermediate Bond Fund of America	67

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Intermediate Bond Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 14, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

68	Intermediate Bond Fund of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2024:
Qualified dividend income	$303,000
Section 163(j) interest dividends	$1,086,053,000
Corporate dividends received deduction	$303,000
U.S. government income that may be exempt from state taxation	$244,949,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

Intermediate Bond Fund of America	69

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

70	Intermediate Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Intermediate Bond Fund of America	71

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

72	Intermediate Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2024